Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
[1]	United States Treasury Note/Bond	4.375%	5/15/2036	8,653	8,610
[2]	United States Treasury Note/Bond	5.000%	5/15/2046	6,360	6,379
Total U.S. Government and Agency Obligations (Cost $14,978)					14,989
Corporate Bonds (98.2%)
Communications (12.1%)
	Alphabet Inc.	1.900%	8/15/2040	8,754	5,826
	Alphabet Inc.	5.350%	11/15/2045	8,433	8,227
	Alphabet Inc.	5.500%	2/15/2046	8,893	8,801
	Alphabet Inc.	2.050%	8/15/2050	7,476	4,013
	Alphabet Inc.	5.250%	5/15/2055	8,410	7,928
	Alphabet Inc.	5.450%	11/15/2055	16,597	16,014
	Alphabet Inc.	5.650%	2/15/2056	18,286	18,150
	Alphabet Inc.	2.250%	8/15/2060	4,870	2,459
	Alphabet Inc.	5.300%	5/15/2065	465	430
	Alphabet Inc.	5.750%	2/15/2066	1,760	1,746
	Alphabet Inc.	5.700%	11/15/2075	14,229	13,873
	America Movil SAB de CV	6.125%	11/15/2037	1,771	1,860
	America Movil SAB de CV	6.125%	3/30/2040	11,249	11,768
	America Movil SAB de CV	4.375%	7/16/2042	259	225
	America Movil SAB de CV	4.375%	4/22/2049	2,400	1,981
	AppLovin Corp.	5.950%	12/1/2054	5,706	5,463
	AT&T Inc.	5.250%	10/30/2036	1,621	1,604
	AT&T Inc.	5.250%	3/1/2037	6,385	6,333
	AT&T Inc.	4.900%	8/15/2037	230	221
	AT&T Inc.	6.300%	1/15/2038	50	53
	AT&T Inc.	6.550%	2/15/2039	1,770	1,922
	AT&T Inc.	4.850%	3/1/2039	4,692	4,377
	AT&T Inc.	6.000%	8/15/2040	265	271
	AT&T Inc.	6.375%	3/1/2041	55	58
	AT&T Inc.	3.500%	6/1/2041	3,691	2,866
	AT&T Inc.	5.150%	3/15/2042	610	562
	AT&T Inc.	4.300%	12/15/2042	7,932	6,607
	AT&T Inc.	4.650%	6/1/2044	800	681
	AT&T Inc.	4.800%	6/15/2044	661	572
	AT&T Inc.	4.350%	6/15/2045	7,219	5,860
	AT&T Inc.	4.850%	7/15/2045	1,375	1,196
	AT&T Inc.	5.550%	11/1/2045	5,997	5,688
	AT&T Inc.	5.850%	4/30/2046	8,271	8,075
	AT&T Inc.	4.750%	5/15/2046	10,347	8,794
[3]	AT&T Inc.	5.150%	11/15/2046	507	455
	AT&T Inc.	5.650%	2/15/2047	1,110	1,068
	AT&T Inc.	5.450%	3/1/2047	1,512	1,404
	AT&T Inc.	4.500%	3/9/2048	8,509	6,882
	AT&T Inc.	4.550%	3/9/2049	1,550	1,251
	AT&T Inc.	5.150%	2/15/2050	135	119
	AT&T Inc.	3.650%	6/1/2051	7,951	5,481
	AT&T Inc.	3.300%	2/1/2052	553	352
	AT&T Inc.	3.500%	9/15/2053	31,780	21,014
	AT&T Inc.	5.700%	11/1/2054	7,092	6,695
	AT&T Inc.	3.550%	9/15/2055	32,770	21,381
	AT&T Inc.	6.000%	4/30/2056	9,490	9,316
	AT&T Inc.	6.050%	8/15/2056	3,994	3,944
	AT&T Inc.	6.200%	10/30/2056	6,825	6,868
	AT&T Inc.	5.700%	3/1/2057	805	764
	AT&T Inc.	3.800%	12/1/2057	26,638	18,093
	AT&T Inc.	3.650%	9/15/2059	27,260	17,786
	AT&T Inc.	3.850%	6/1/2060	9,365	6,337
	AT&T Inc.	3.500%	2/1/2061	794	494
	AT&T Inc.	6.300%	10/30/2066	3,375	3,388
[2]	Bell Telephone Co. of Canada or Bell Canada	5.450%	11/15/2036	1,250	1,253
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	6,198	5,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	610	483
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	6,600	6,263
	Charter Communications Operating LLC	5.375%	4/1/2038	3,964	3,536
	Charter Communications Operating LLC	3.500%	6/1/2041	305	213
	Charter Communications Operating LLC	3.500%	3/1/2042	5,707	3,920
	Charter Communications Operating LLC	6.484%	10/23/2045	9,501	8,765
	Charter Communications Operating LLC	5.375%	5/1/2047	4,204	3,390
	Charter Communications Operating LLC	5.750%	4/1/2048	12,410	10,436
	Charter Communications Operating LLC	5.125%	7/1/2049	1,535	1,181
	Charter Communications Operating LLC	4.800%	3/1/2050	9,669	7,174
	Charter Communications Operating LLC	3.700%	4/1/2051	12,163	7,492
	Charter Communications Operating LLC	3.900%	6/1/2052	10,314	6,539
	Charter Communications Operating LLC	5.250%	4/1/2053	5,048	3,929
	Charter Communications Operating LLC	6.834%	10/23/2055	4,505	4,237
	Charter Communications Operating LLC	6.700%	12/1/2055	200	190
	Charter Communications Operating LLC	3.850%	4/1/2061	12,775	7,404
	Charter Communications Operating LLC	4.400%	12/1/2061	9,601	6,150
	Charter Communications Operating LLC	3.950%	6/30/2062	10,427	6,113
	Charter Communications Operating LLC	5.500%	4/1/2063	2,485	1,905
[4]	Comcast Corp.	5.168%	1/15/2037	7,539	7,354
	Comcast Corp.	6.450%	3/15/2037	4,261	4,625
	Comcast Corp.	6.950%	8/15/2037	3,665	4,112
	Comcast Corp.	3.900%	3/1/2038	8,643	7,437
	Comcast Corp.	4.600%	10/15/2038	7,340	6,710
	Comcast Corp.	6.550%	7/1/2039	3,630	3,930
	Comcast Corp.	3.250%	11/1/2039	6,239	4,819
	Comcast Corp.	3.750%	4/1/2040	10,073	8,184
	Comcast Corp.	4.650%	7/15/2042	50	43
	Comcast Corp.	4.600%	8/15/2045	4,030	3,375
	Comcast Corp.	3.400%	7/15/2046	2,801	1,931
	Comcast Corp.	4.000%	8/15/2047	2,625	1,955
	Comcast Corp.	3.969%	11/1/2047	10,130	7,514
	Comcast Corp.	4.000%	3/1/2048	5,306	3,925
	Comcast Corp.	4.700%	10/15/2048	7,887	6,493
	Comcast Corp.	3.999%	11/1/2049	7,923	5,779
	Comcast Corp.	3.450%	2/1/2050	7,203	4,768
	Comcast Corp.	2.800%	1/15/2051	5,090	2,932
	Comcast Corp.	2.887%	11/1/2051	17,088	9,983
	Comcast Corp.	2.450%	8/15/2052	885	462
	Comcast Corp.	4.049%	11/1/2052	4,645	3,344
	Comcast Corp.	5.350%	5/15/2053	896	791
	Comcast Corp.	5.650%	6/1/2054	8,350	7,690
	Comcast Corp.	6.050%	5/15/2055	26	26
	Comcast Corp.	2.937%	11/1/2056	28,929	16,222
	Comcast Corp.	4.950%	10/15/2058	48	39
	Comcast Corp.	2.650%	8/15/2062	160	79
	Comcast Corp.	2.987%	11/1/2063	17,300	9,274
	Comcast Corp.	5.500%	5/15/2064	4,426	3,915
	Electronic Arts Inc.	2.950%	2/15/2051	2,889	2,298
	Fox Corp.	5.476%	1/25/2039	7,166	7,044
	Fox Corp.	5.576%	1/25/2049	9,504	8,955
	Meta Platforms Inc.	5.500%	11/15/2045	19,298	18,100
	Meta Platforms Inc.	6.200%	5/15/2046	15,715	15,876
	Meta Platforms Inc.	4.450%	8/15/2052	5,848	4,576
	Meta Platforms Inc.	5.600%	5/15/2053	100	93
	Meta Platforms Inc.	5.400%	8/15/2054	15,226	13,614
[3]	Meta Platforms Inc.	5.625%	11/15/2055	28,608	26,352
	Meta Platforms Inc.	6.300%	5/15/2056	23,564	23,755
	Meta Platforms Inc.	4.650%	8/15/2062	9,150	7,057
	Meta Platforms Inc.	5.750%	5/15/2063	3,964	3,636
	Meta Platforms Inc.	5.550%	8/15/2064	11,099	9,871
	Meta Platforms Inc.	5.750%	11/15/2065	20,624	18,868
	Meta Platforms Inc.	6.450%	5/15/2066	15,725	15,823
	NBCUniversal Media LLC	4.450%	1/15/2043	6,425	5,367
	Netflix Inc.	5.400%	8/15/2054	6,744	6,549
	Omnicom Group Inc.	3.375%	3/1/2041	945	703
	Omnicom Group Inc.	5.400%	10/1/2048	5,551	4,961
	Orange SA	5.375%	1/13/2042	3,518	3,414
	Orange SA	5.500%	2/6/2044	993	972
	Rogers Communications Inc.	7.500%	8/15/2038	275	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	4.500%	3/15/2042	7,047	6,012
	Rogers Communications Inc.	5.450%	10/1/2043	3,617	3,383
	Rogers Communications Inc.	4.300%	2/15/2048	545	429
	Rogers Communications Inc.	4.350%	5/1/2049	1,105	874
	Rogers Communications Inc.	3.700%	11/15/2049	4,292	3,102
	Rogers Communications Inc.	4.550%	3/15/2052	11,948	9,494
	Telefonica Emisiones SA	7.045%	6/20/2036	5,064	5,616
	Telefonica Emisiones SA	5.213%	3/8/2047	13,146	11,681
	Telefonica Emisiones SA	4.895%	3/6/2048	140	119
	TELUS Corp.	4.600%	11/16/2048	2,922	2,440
	Time Warner Cable LLC	6.550%	5/1/2037	5,166	5,158
	Time Warner Cable LLC	7.300%	7/1/2038	8,654	9,009
	Time Warner Cable LLC	6.750%	6/15/2039	5,722	5,672
	Time Warner Cable LLC	5.875%	11/15/2040	1,710	1,540
	Time Warner Cable LLC	5.500%	9/1/2041	4,455	3,845
	Time Warner Cable LLC	4.500%	9/15/2042	3,009	2,273
	T-Mobile USA Inc.	4.375%	4/15/2040	10,946	9,710
	T-Mobile USA Inc.	3.000%	2/15/2041	6,451	4,797
	T-Mobile USA Inc.	4.500%	4/15/2050	14,055	11,458
	T-Mobile USA Inc.	3.300%	2/15/2051	6,770	4,478
	T-Mobile USA Inc.	3.400%	10/15/2052	12,049	8,005
	T-Mobile USA Inc.	5.650%	1/15/2053	2,481	2,365
	T-Mobile USA Inc.	5.750%	1/15/2054	7,376	7,128
	T-Mobile USA Inc.	6.000%	6/15/2054	5,656	5,647
	T-Mobile USA Inc.	5.500%	1/15/2055	4,721	4,397
	T-Mobile USA Inc.	5.250%	6/15/2055	7,306	6,568
	T-Mobile USA Inc.	5.875%	11/15/2055	7,924	7,792
	T-Mobile USA Inc.	5.700%	1/15/2056	458	440
	T-Mobile USA Inc.	5.850%	2/15/2056	6,720	6,582
	T-Mobile USA Inc.	3.600%	11/15/2060	995	655
	T-Mobile USA Inc.	5.800%	9/15/2062	943	916
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	400	354
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	60	51
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	115	91
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	35	24
	Uber Technologies Inc.	5.350%	9/15/2054	8,609	8,018
	Verizon Communications Inc.	5.250%	3/16/2037	7,410	7,362
	Verizon Communications Inc.	5.401%	7/2/2037	11,122	11,161
	Verizon Communications Inc.	4.812%	3/15/2039	6,999	6,560
	Verizon Communications Inc.	2.650%	11/20/2040	6,231	4,432
	Verizon Communications Inc.	3.400%	3/22/2041	6,703	5,217
	Verizon Communications Inc.	2.850%	9/3/2041	8,710	6,224
	Verizon Communications Inc.	4.750%	11/1/2041	2,156	1,947
	Verizon Communications Inc.	3.850%	11/1/2042	1,690	1,363
	Verizon Communications Inc.	6.550%	9/15/2043	4,493	4,862
	Verizon Communications Inc.	5.750%	11/30/2045	9,211	9,069
	Verizon Communications Inc.	4.125%	8/15/2046	1,100	884
	Verizon Communications Inc.	4.862%	8/21/2046	13,163	11,600
	Verizon Communications Inc.	5.500%	3/16/2047	186	178
	Verizon Communications Inc.	5.012%	4/15/2049	3,432	3,028
	Verizon Communications Inc.	4.000%	3/22/2050	137	105
	Verizon Communications Inc.	2.875%	11/20/2050	3,935	2,433
	Verizon Communications Inc.	3.550%	3/22/2051	22,218	15,627
	Verizon Communications Inc.	5.500%	2/23/2054	2,979	2,843
	Verizon Communications Inc.	4.672%	3/15/2055	45	37
	Verizon Communications Inc.	5.875%	11/30/2055	12,578	12,367
	Verizon Communications Inc.	2.987%	10/30/2056	19,006	11,274
	Verizon Communications Inc.	3.000%	11/20/2060	3,808	2,216
	Verizon Communications Inc.	3.700%	3/22/2061	17,475	11,816
	Verizon Communications Inc.	6.000%	11/30/2065	7,918	7,802
	Vodafone Group plc	6.150%	2/27/2037	840	903
	Vodafone Group plc	5.000%	5/30/2038	5,043	4,937
	Vodafone Group plc	4.375%	2/19/2043	3,225	2,727
	Vodafone Group plc	5.250%	5/30/2048	8,413	7,639
	Vodafone Group plc	4.875%	6/19/2049	7,901	6,768
	Vodafone Group plc	4.250%	9/17/2050	4,028	3,125
	Vodafone Group plc	5.625%	2/10/2053	95	90
	Vodafone Group plc	5.750%	6/28/2054	384	367
	Vodafone Group plc	5.750%	2/10/2063	500	469
	Vodafone Group plc	5.875%	6/28/2064	3,950	3,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	6.150%	3/1/2037	3,222	3,504
	Walt Disney Co.	6.650%	11/15/2037	7,637	8,601
	Walt Disney Co.	4.625%	3/23/2040	1,704	1,595
	Walt Disney Co.	3.500%	5/13/2040	11,080	9,094
	Walt Disney Co.	6.150%	2/15/2041	55	59
	Walt Disney Co.	5.400%	10/1/2043	6,034	5,930
	Walt Disney Co.	4.750%	9/15/2044	4,978	4,470
	Walt Disney Co.	7.750%	12/1/2045	153	190
	Walt Disney Co.	4.750%	11/15/2046	5,497	4,863
	Walt Disney Co.	2.750%	9/1/2049	12,756	7,968
	Walt Disney Co.	3.600%	1/13/2051	13,026	9,533
	Walt Disney Co.	3.800%	5/13/2060	47	34
					1,116,439
Consumer Discretionary (5.9%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	4,965	4,538
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	8,552	7,125
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	3,080	2,107
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	4,673	3,871
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	5,301	3,434
	Amazon.com Inc.	3.875%	8/22/2037	14,015	12,630
	Amazon.com Inc.	2.875%	5/12/2041	11,155	8,308
	Amazon.com Inc.	4.950%	12/5/2044	5,950	5,598
	Amazon.com Inc.	5.650%	3/13/2046	12,055	12,030
	Amazon.com Inc.	4.050%	8/22/2047	15,312	12,292
	Amazon.com Inc.	2.500%	6/3/2050	12,443	7,314
	Amazon.com Inc.	3.100%	5/12/2051	1,571	1,032
	Amazon.com Inc.	3.950%	4/13/2052	160	123
	Amazon.com Inc.	5.450%	11/20/2055	13,108	12,514
	Amazon.com Inc.	5.800%	3/13/2056	23,513	23,518
	Amazon.com Inc.	4.250%	8/22/2057	160	126
	Amazon.com Inc.	2.700%	6/3/2060	8,125	4,496
	Amazon.com Inc.	3.250%	5/12/2061	12,079	7,534
	Amazon.com Inc.	4.100%	4/13/2062	8,806	6,572
	Amazon.com Inc.	5.550%	11/20/2065	11,485	10,884
	Amazon.com Inc.	5.950%	3/13/2066	6,240	6,285
	Amazon.com Inc.	6.050%	3/13/2076	13,400	13,507
[3]	American University	3.672%	4/1/2049	1,740	1,302
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	4,913	3,026
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	3,191	2,374
	BorgWarner Inc.	4.375%	3/15/2045	1,256	1,042
[3]	Brown University	2.924%	9/1/2050	1,524	999
	Brunswick Corp.	5.100%	4/1/2052	93	71
[3]	California Endowment	2.498%	4/1/2051	2,788	1,601
	California Institute of Technology	4.321%	8/1/2045	35	30
	California Institute of Technology	3.650%	9/1/2119	187	117
[3]	Case Western Reserve University	5.405%	6/1/2122	500	451
	Claremont Mckenna College	3.775%	1/1/2122	1,223	783
	Darden Restaurants Inc.	4.550%	2/15/2048	1,344	1,100
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	4,393	3,167
[3]	Duke University	2.682%	10/1/2044	1,365	1,002
[3]	Duke University	2.757%	10/1/2050	1,935	1,234
[3]	Duke University	2.832%	10/1/2055	2,030	1,267
	eBay Inc.	4.000%	7/15/2042	4,886	3,925
	eBay Inc.	3.650%	5/10/2051	7,789	5,672
[3]	Emory University	2.969%	9/1/2050	1,575	1,042
[3]	Ford Foundation	2.415%	6/1/2050	837	495
[3]	Ford Foundation	2.815%	6/1/2070	4,539	2,535
	Ford Motor Co.	4.750%	1/15/2043	6,562	5,226
	Ford Motor Co.	7.400%	11/1/2046	25	27
	Ford Motor Co.	5.291%	12/8/2046	5,252	4,385
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	175	140
	General Motors Co.	6.600%	4/1/2036	1,456	1,566
	General Motors Co.	5.150%	4/1/2038	89	85
	General Motors Co.	6.250%	10/2/2043	7,572	7,611
	General Motors Co.	5.200%	4/1/2045	8,613	7,640
	General Motors Co.	5.400%	4/1/2048	4,527	4,066
	General Motors Co.	5.950%	4/1/2049	4,739	4,555
[3]	George Washington University	4.300%	9/15/2044	2,047	1,727
	George Washington University	4.868%	9/15/2045	635	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	George Washington University	4.126%	9/15/2048	4,070	3,278
[3]	Georgetown University	4.315%	4/1/2049	4,880	4,012
[3]	Georgetown University	2.943%	4/1/2050	1,065	683
	Georgetown University	5.115%	4/1/2053	1,165	1,071
	Harley-Davidson Inc.	4.625%	7/28/2045	1,382	1,102
	Hasbro Inc.	6.350%	3/15/2040	3,720	3,888
	Home Depot Inc.	5.875%	12/16/2036	9,749	10,365
	Home Depot Inc.	3.300%	4/15/2040	9,234	7,416
	Home Depot Inc.	5.400%	9/15/2040	4,730	4,773
	Home Depot Inc.	5.950%	4/1/2041	263	279
	Home Depot Inc.	4.200%	4/1/2043	6,275	5,337
	Home Depot Inc.	4.875%	2/15/2044	2,601	2,380
	Home Depot Inc.	4.400%	3/15/2045	7,947	6,781
	Home Depot Inc.	4.250%	4/1/2046	10,339	8,612
	Home Depot Inc.	3.900%	6/15/2047	6,203	4,837
	Home Depot Inc.	4.500%	12/6/2048	3,010	2,554
	Home Depot Inc.	3.350%	4/15/2050	10,510	7,314
	Home Depot Inc.	2.375%	3/15/2051	2,865	1,616
	Home Depot Inc.	2.750%	9/15/2051	1,760	1,069
	Home Depot Inc.	3.625%	4/15/2052	10,197	7,330
	Home Depot Inc.	4.950%	9/15/2052	958	860
	Home Depot Inc.	5.300%	6/25/2054	3,606	3,397
	Home Depot Inc.	3.500%	9/15/2056	510	350
	Home Depot Inc.	5.400%	6/25/2064	114	108
[3]	Howard University	5.209%	10/1/2052	1,806	1,494
	JD.com Inc.	4.125%	1/14/2050	1,382	1,129
[3]	Johns Hopkins University	4.083%	7/1/2053	175	140
[3]	Johns Hopkins University	2.813%	1/1/2060	135	78
	Lear Corp.	5.250%	5/15/2049	931	844
	Lear Corp.	3.550%	1/15/2052	2,545	1,725
	Leggett & Platt Inc.	3.500%	11/15/2051	2,434	1,510
	Leland Stanford Junior University	3.647%	5/1/2048	3,684	2,861
	Leland Stanford Junior University	2.413%	6/1/2050	271	161
	Lowe's Cos. Inc.	5.000%	4/15/2040	1,964	1,867
	Lowe's Cos. Inc.	2.800%	9/15/2041	3,598	2,565
	Lowe's Cos. Inc.	4.650%	4/15/2042	3,737	3,338
	Lowe's Cos. Inc.	4.250%	9/15/2044	272	219
	Lowe's Cos. Inc.	3.700%	4/15/2046	8,309	6,222
	Lowe's Cos. Inc.	4.050%	5/3/2047	5,802	4,524
	Lowe's Cos. Inc.	4.550%	4/5/2049	2,105	1,741
	Lowe's Cos. Inc.	5.125%	4/15/2050	50	45
	Lowe's Cos. Inc.	3.000%	10/15/2050	11,926	7,494
	Lowe's Cos. Inc.	3.500%	4/1/2051	28	19
	Lowe's Cos. Inc.	4.250%	4/1/2052	9,055	7,074
	Lowe's Cos. Inc.	5.625%	4/15/2053	9,245	8,871
	Lowe's Cos. Inc.	5.750%	7/1/2053	75	73
	Lowe's Cos. Inc.	4.450%	4/1/2062	8,289	6,421
	Lowe's Cos. Inc.	5.800%	9/15/2062	205	199
	Lowe's Cos. Inc.	5.850%	4/1/2063	319	311
	Marriott International Inc.	5.250%	10/15/2035	3	3
	Marriott International Inc.	5.500%	4/15/2037	8,597	8,686
	Marriott International Inc.	5.100%	5/1/2038	45	43
	Masco Corp.	4.500%	5/15/2047	1,285	1,064
	Masco Corp.	3.125%	2/15/2051	2,226	1,440
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	484	442
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	3,234	2,160
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	262	149
	Massachusetts Institute of Technology	3.067%	4/1/2052	319	213
	Massachusetts Institute of Technology	5.618%	6/1/2055	5,823	5,926
	Massachusetts Institute of Technology	5.600%	7/1/2111	2,263	2,215
	Massachusetts Institute of Technology	4.678%	7/1/2114	1,061	875
	Mattel Inc.	5.450%	11/1/2041	1,928	1,770
	McDonald's Corp.	5.000%	2/13/2036	734	732
[3]	McDonald's Corp.	6.300%	10/15/2037	2,315	2,524
[3]	McDonald's Corp.	6.300%	3/1/2038	5,396	5,879
[3]	McDonald's Corp.	5.700%	2/1/2039	200	207
[3]	McDonald's Corp.	4.875%	7/15/2040	2,561	2,414
[3]	McDonald's Corp.	3.700%	2/15/2042	600	483
[3]	McDonald's Corp.	3.625%	5/1/2043	40	31
[3]	McDonald's Corp.	4.600%	5/26/2045	445	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	McDonald's Corp.	4.875%	12/9/2045	3,465	3,120
[3]	McDonald's Corp.	4.450%	3/1/2047	3,785	3,187
[3]	McDonald's Corp.	4.450%	9/1/2048	3,645	3,048
[3]	McDonald's Corp.	3.625%	9/1/2049	10,133	7,354
[3]	McDonald's Corp.	4.200%	4/1/2050	471	376
[3]	McDonald's Corp.	5.150%	9/9/2052	2,027	1,853
	McDonald's Corp.	5.450%	8/14/2053	5,911	5,637
	NIKE Inc.	3.250%	3/27/2040	10	8
	NIKE Inc.	3.625%	5/1/2043	2,392	1,877
	NIKE Inc.	3.875%	11/1/2045	3,324	2,635
	NIKE Inc.	3.375%	11/1/2046	220	159
	NIKE Inc.	3.375%	3/27/2050	10,762	7,600
[3]	Northeastern University	2.894%	10/1/2050	1,651	1,085
[3]	Northwestern University	4.643%	12/1/2044	466	436
[3]	Northwestern University	2.640%	12/1/2050	3,000	1,852
[3]	Northwestern University	3.662%	12/1/2057	2,987	2,162
	Owens Corning	7.000%	12/1/2036	25	28
	Owens Corning	4.300%	7/15/2047	139	112
	Owens Corning	4.400%	1/30/2048	105	86
	Owens Corning	5.950%	6/15/2054	5,638	5,659
	President & Fellows of Harvard College	4.875%	10/15/2040	1,856	1,823
	President & Fellows of Harvard College	3.150%	7/15/2046	350	254
	President & Fellows of Harvard College	2.517%	10/15/2050	25	15
	President & Fellows of Harvard College	3.745%	11/15/2052	774	590
	President & Fellows of Harvard College	3.300%	7/15/2056	3,983	2,713
[3]	Rockefeller Foundation	2.492%	10/1/2050	1,635	986
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	7,485	7,249
	Sekisui House US Inc.	3.966%	8/6/2061	5,200	3,426
	Snap-on Inc.	4.100%	3/1/2048	1,375	1,112
	Snap-on Inc.	3.100%	5/1/2050	3,071	2,058
	Stanley Black & Decker Inc.	2.750%	11/15/2050	7,398	4,322
	Starbucks Corp.	4.300%	6/15/2045	25	21
	Starbucks Corp.	3.750%	12/1/2047	200	149
	Starbucks Corp.	4.500%	11/15/2048	2,064	1,717
	Starbucks Corp.	4.450%	8/15/2049	5,737	4,719
	Starbucks Corp.	3.350%	3/12/2050	35	24
	Starbucks Corp.	3.500%	11/15/2050	4,940	3,449
	Thomas Jefferson University	3.847%	11/1/2057	421	300
	TJX Cos. Inc.	4.500%	4/15/2050	5,361	4,580
[3]	Trustees of Boston College	3.129%	7/1/2052	3,452	2,345
	Trustees of Princeton University	5.700%	3/1/2039	4,910	5,183
[3]	Trustees of Princeton University	2.516%	7/1/2050	420	259
	Trustees of Princeton University	4.201%	3/1/2052	1,109	910
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	2,163	1,749
[3]	University of Chicago	2.761%	4/1/2045	970	761
[3]	University of Chicago	2.547%	4/1/2050	2,063	1,332
[3]	University of Miami	4.063%	4/1/2052	3,717	2,892
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	745	570
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	6,116	4,498
[3]	University of Southern California	3.028%	10/1/2039	2,809	2,284
[3]	University of Southern California	3.841%	10/1/2047	402	318
	University of Southern California	4.976%	10/1/2053	2,375	2,175
	University of Southern California	5.250%	10/1/2111	2,614	2,362
[3]	Washington University	3.524%	4/15/2054	3,555	2,562
	Washington University	4.349%	4/15/2122	512	385
[3]	William Marsh Rice University	3.574%	5/15/2045	870	682
[3]	William Marsh Rice University	3.774%	5/15/2055	230	172
[3]	Yale University	2.402%	4/15/2050	2,693	1,602
					545,479
Consumer Staples (6.3%)
	Altria Group Inc.	5.800%	2/14/2039	6,692	6,788
	Altria Group Inc.	3.400%	2/4/2041	2,314	1,763
	Altria Group Inc.	4.250%	8/9/2042	1,360	1,116
	Altria Group Inc.	4.500%	5/2/2043	2,897	2,433
	Altria Group Inc.	5.375%	1/31/2044	10,675	9,968
	Altria Group Inc.	3.875%	9/16/2046	5,239	3,898
	Altria Group Inc.	5.950%	2/14/2049	480	473
	Altria Group Inc.	4.450%	5/6/2050	560	442
	Altria Group Inc.	3.700%	2/4/2051	9,859	6,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	6.200%	2/14/2059	35	35
	Altria Group Inc.	4.000%	2/4/2061	4,974	3,505
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	37,466	34,243
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/2044	638	567
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	8,393	7,617
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	1,266	1,183
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	7,476	9,422
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	4,783	4,875
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	1,021	1,274
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,632	8,129
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/2048	70	61
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	10,913	9,246
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,468	12,266
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/2058	1,950	1,679
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	8,469	8,623
	Archer-Daniels-Midland Co.	4.535%	3/26/2042	954	854
	Archer-Daniels-Midland Co.	4.016%	4/16/2043	2,770	2,288
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	1,313	1,001
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	584	500
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	3,462	2,112
	BAT Capital Corp.	4.390%	8/15/2037	13,002	11,896
	BAT Capital Corp.	3.734%	9/25/2040	95	77
	BAT Capital Corp.	7.079%	8/2/2043	5,637	6,273
	BAT Capital Corp.	4.540%	8/15/2047	128	105
	BAT Capital Corp.	4.758%	9/6/2049	480	403
	BAT Capital Corp.	5.282%	4/2/2050	127	114
	BAT Capital Corp.	5.650%	3/16/2052	5,189	4,880
	BAT Capital Corp.	7.081%	8/2/2053	6,541	7,344
	BAT Capital Corp.	6.250%	8/15/2055	1,195	1,221
	Brown-Forman Corp.	4.000%	4/15/2038	2,194	1,928
	Brown-Forman Corp.	4.500%	7/15/2045	1,720	1,456
	Campbell's Co.	4.800%	3/15/2048	350	283
	Campbell's Co.	3.125%	4/24/2050	7,100	4,326
	Campbell's Co.	5.250%	10/13/2054	825	689
	Church & Dwight Co. Inc.	5.000%	6/15/2052	5,068	4,626
	Coca-Cola Co.	2.500%	6/1/2040	8,221	6,034
	Coca-Cola Co.	2.875%	5/5/2041	54	41
	Coca-Cola Co.	4.200%	3/25/2050	1,735	1,434
	Coca-Cola Co.	2.600%	6/1/2050	9,069	5,570
	Coca-Cola Co.	3.000%	3/5/2051	250	166
	Coca-Cola Co.	2.500%	3/15/2051	9,859	5,866
	Coca-Cola Co.	5.200%	1/14/2055	50	48
	Coca-Cola Co.	2.750%	6/1/2060	25	14
	Coca-Cola Co.	5.400%	5/13/2064	8,909	8,567
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	1,274	1,217
[3]	Colgate-Palmolive Co.	4.000%	8/15/2045	535	451
[3]	Colgate-Palmolive Co.	3.700%	8/1/2047	2,418	1,869
	Conagra Brands Inc.	5.300%	11/1/2038	7,732	7,262
	Conagra Brands Inc.	5.400%	11/1/2048	945	819
	Constellation Brands Inc.	4.500%	5/9/2047	1,174	971
	Constellation Brands Inc.	4.100%	2/15/2048	5,080	3,954
	Constellation Brands Inc.	5.250%	11/15/2048	153	140
	Constellation Brands Inc.	3.750%	5/1/2050	90	66
	Diageo Capital plc	5.875%	9/30/2036	1,053	1,118
	Diageo Capital plc	3.875%	4/29/2043	6,399	5,140
	Dollar General Corp.	4.125%	4/3/2050	1,015	780
	Dollar General Corp.	5.500%	11/1/2052	2,500	2,348
	Dollar Tree Inc.	3.375%	12/1/2051	4,200	2,787
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	962	1,024
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	70	58
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	275	219
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	5,571	3,678
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	3,135	2,822
	Flowers Foods Inc.	6.200%	3/15/2055	1,125	916
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	1,935	1,676
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	7,102	5,105
	General Mills Inc.	5.400%	6/15/2040	980	959
	General Mills Inc.	4.150%	2/15/2043	470	382
	General Mills Inc.	4.700%	4/17/2048	445	376
	General Mills Inc.	3.000%	2/1/2051	7,380	4,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haleon US Capital LLC	4.000%	3/24/2052	4,819	3,738
	Hershey Co.	3.375%	8/15/2046	877	641
	Hershey Co.	3.125%	11/15/2049	275	185
	Hershey Co.	2.650%	6/1/2050	515	315
	Hormel Foods Corp.	3.050%	6/3/2051	6,726	4,343
	J M Smucker Co.	6.500%	11/15/2043	4,439	4,725
	J M Smucker Co.	4.375%	3/15/2045	15	12
	J M Smucker Co.	6.500%	11/15/2053	4,174	4,513
[4]	JBS NV	5.625%	3/10/2037	5,143	5,128
	JBS NV	4.375%	2/2/2052	6,895	5,218
	JBS NV	6.500%	12/1/2052	5,915	5,978
	JBS NV	7.250%	11/15/2053	1,986	2,174
	JBS NV	6.375%	2/25/2055	715	714
	JBS NV	6.250%	3/1/2056	7,290	7,122
[4]	JBS NV	6.400%	5/10/2057	4,925	4,895
	JBS NV	6.375%	4/15/2066	4,179	4,082
	Kellanova	4.500%	4/1/2046	2,471	2,120
	Kellanova	5.750%	5/16/2054	2,040	2,007
	Kenvue Inc.	5.100%	3/22/2043	5,272	5,037
	Kenvue Inc.	5.050%	3/22/2053	285	260
	Kenvue Inc.	5.200%	3/22/2063	6,812	6,164
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	830	686
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	6,606	4,690
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	4,488	2,929
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	2,185	1,740
	Kimberly-Clark Corp.	6.625%	8/1/2037	5,821	6,638
	Kimberly-Clark Corp.	5.300%	3/1/2041	730	736
	Kimberly-Clark Corp.	3.200%	7/30/2046	1,340	946
	Kimberly-Clark Corp.	3.900%	5/4/2047	899	702
	Kimberly-Clark Corp.	2.875%	2/7/2050	2,300	1,495
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	5,236	5,289
	Kraft Heinz Foods Co.	6.875%	1/26/2039	412	452
	Kraft Heinz Foods Co.	4.625%	10/1/2039	2,805	2,498
	Kraft Heinz Foods Co.	6.500%	2/9/2040	380	402
	Kraft Heinz Foods Co.	5.000%	6/4/2042	5,532	4,947
	Kraft Heinz Foods Co.	5.200%	7/15/2045	10,160	9,015
	Kraft Heinz Foods Co.	4.375%	6/1/2046	2,652	2,123
	Kraft Heinz Foods Co.	4.875%	10/1/2049	8,447	7,047
	Kraft Heinz Foods Co.	5.500%	6/1/2050	69	63
	Kroger Co.	6.900%	4/15/2038	819	924
	Kroger Co.	5.400%	7/15/2040	1,817	1,777
	Kroger Co.	3.875%	10/15/2046	473	361
	Kroger Co.	4.450%	2/1/2047	4,923	4,063
	Kroger Co.	4.650%	1/15/2048	60	51
	Kroger Co.	5.400%	1/15/2049	2,247	2,101
	Kroger Co.	3.950%	1/15/2050	6,070	4,553
	Kroger Co.	5.500%	9/15/2054	688	646
	Kroger Co.	5.650%	9/15/2064	9,263	8,698
[4]	Maple Parent Holdings Corp.	6.625%	3/26/2056	2,825	2,943
	McCormick & Co. Inc.	4.200%	8/15/2047	1,094	863
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	710	617
	Molson Coors Beverage Co.	4.200%	7/15/2046	10,374	8,294
	Mondelez International Inc.	2.625%	9/4/2050	6,948	4,177
	PepsiCo Inc.	5.500%	1/15/2040	4,750	4,879
	PepsiCo Inc.	3.500%	3/19/2040	224	186
	PepsiCo Inc.	4.875%	11/1/2040	3,698	3,550
	PepsiCo Inc.	2.625%	10/21/2041	1,714	1,227
	PepsiCo Inc.	4.000%	3/5/2042	85	72
	PepsiCo Inc.	3.600%	8/13/2042	960	768
	PepsiCo Inc.	4.450%	4/14/2046	2,626	2,282
	PepsiCo Inc.	3.450%	10/6/2046	635	472
	PepsiCo Inc.	4.000%	5/2/2047	5,350	4,303
	PepsiCo Inc.	3.375%	7/29/2049	3,053	2,173
	PepsiCo Inc.	2.875%	10/15/2049	6,152	3,998
	PepsiCo Inc.	3.625%	3/19/2050	8,056	5,979
	PepsiCo Inc.	2.750%	10/21/2051	7,280	4,505
	PepsiCo Inc.	4.200%	7/18/2052	50	41
	PepsiCo Inc.	5.250%	7/17/2054	670	644
	PepsiCo Inc.	3.875%	3/19/2060	225	167
	Philip Morris International Inc.	6.375%	5/16/2038	8,044	8,812

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.875%	8/21/2042	40	33
	Philip Morris International Inc.	4.125%	3/4/2043	5,826	4,876
	Philip Morris International Inc.	4.250%	11/10/2044	6,785	5,686
	Procter & Gamble Co.	5.550%	3/5/2037	2,294	2,437
	Procter & Gamble Co.	3.550%	3/25/2040	1,049	895
	Procter & Gamble Co.	3.600%	3/25/2050	4,373	3,343
	Reynolds American Inc.	7.250%	6/15/2037	1,027	1,172
	Reynolds American Inc.	6.150%	9/15/2043	4,645	4,705
	Reynolds American Inc.	5.850%	8/15/2045	10,637	10,435
	Sysco Corp.	6.600%	4/1/2040	1,380	1,495
	Sysco Corp.	4.500%	4/1/2046	5,125	4,246
	Sysco Corp.	4.450%	3/15/2048	2,358	1,918
	Sysco Corp.	3.300%	2/15/2050	1,610	1,076
	Sysco Corp.	6.600%	4/1/2050	2,258	2,406
	Sysco Corp.	3.150%	12/14/2051	5,128	3,275
	Target Corp.	5.250%	2/15/2036	949	965
	Target Corp.	6.500%	10/15/2037	1,346	1,492
	Target Corp.	7.000%	1/15/2038	90	104
	Target Corp.	4.000%	7/1/2042	7,022	5,879
	Target Corp.	3.625%	4/15/2046	1,465	1,105
	Target Corp.	3.900%	11/15/2047	4,195	3,260
	Target Corp.	2.950%	1/15/2052	9,525	6,058
	Target Corp.	4.800%	1/15/2053	955	844
	Tyson Foods Inc.	5.150%	8/15/2044	200	186
	Tyson Foods Inc.	4.550%	6/2/2047	1,160	992
	Tyson Foods Inc.	5.100%	9/28/2048	9,564	8,795
[3]	Unilever Capital Corp.	2.625%	8/12/2051	2,144	1,316
	Walmart Inc.	6.500%	8/15/2037	5,089	5,819
	Walmart Inc.	6.200%	4/15/2038	25	28
	Walmart Inc.	3.950%	6/28/2038	5,636	5,205
	Walmart Inc.	5.625%	4/1/2040	3,406	3,590
	Walmart Inc.	5.000%	10/25/2040	975	975
	Walmart Inc.	5.625%	4/15/2041	25	26
	Walmart Inc.	2.500%	9/22/2041	50	36
	Walmart Inc.	4.000%	4/11/2043	1,300	1,106
	Walmart Inc.	4.300%	4/22/2044	285	254
	Walmart Inc.	4.050%	6/29/2048	8,721	7,161
	Walmart Inc.	2.950%	9/24/2049	185	124
	Walmart Inc.	2.650%	9/22/2051	340	211
	Walmart Inc.	4.500%	9/9/2052	6,569	5,698
	Walmart Inc.	4.500%	4/15/2053	519	453
					582,890
Energy (9.3%)
[3]	APA Corp.	6.000%	1/15/2037	1,800	1,836
[3]	APA Corp.	5.100%	9/1/2040	3,601	3,318
[3]	APA Corp.	5.350%	7/1/2049	1,184	1,041
	APA Corp.	6.750%	2/15/2055	2,724	2,862
	Baker Hughes Holdings LLC	5.000%	6/15/2036	6,011	5,909
	Baker Hughes Holdings LLC	5.125%	9/15/2040	355	342
	Baker Hughes Holdings LLC	4.080%	12/15/2047	1,990	1,593
	Baker Hughes Holdings LLC	5.850%	6/15/2056	11,193	11,166
	BP Capital Markets America Inc.	3.060%	6/17/2041	8,202	6,206
	BP Capital Markets America Inc.	3.000%	2/24/2050	8,425	5,504
	BP Capital Markets America Inc.	2.772%	11/10/2050	11,180	6,904
	BP Capital Markets America Inc.	2.939%	6/4/2051	14,005	8,903
	BP Capital Markets America Inc.	3.379%	2/8/2061	540	350
	Burlington Resources LLC	5.950%	10/15/2036	2,314	2,472
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	2,287	2,472
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	6,918	7,350
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	250	274
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	6,760	6,024
	Cenovus Energy Inc.	5.250%	6/15/2037	1,760	1,713
	Cenovus Energy Inc.	6.750%	11/15/2039	950	1,049
	Cenovus Energy Inc.	3.750%	2/15/2052	7,279	5,248
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	9,483	8,013
[4]	Cheniere Energy Inc.	5.200%	7/30/2036	1,341	1,323
[4]	Cheniere Energy Inc.	6.000%	7/30/2056	3,595	3,590
[2,4]	Cheniere Energy Partners LP	5.350%	11/30/2036	3,350	3,350
[2,4]	Cheniere Energy Partners LP	6.050%	11/30/2056	1,350	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron Corp.	3.078%	5/11/2050	9,165	6,159
	Chevron USA Inc.	6.000%	3/1/2041	60	65
	Chevron USA Inc.	5.250%	11/15/2043	1,237	1,231
	Chevron USA Inc.	2.343%	8/12/2050	200	115
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	2,528	2,502
	ConocoPhillips	6.500%	2/1/2039	8,414	9,315
	ConocoPhillips	4.875%	10/1/2047	664	589
	ConocoPhillips Co.	3.758%	3/15/2042	25	20
	ConocoPhillips Co.	4.300%	11/15/2044	7,119	6,008
	ConocoPhillips Co.	5.950%	3/15/2046	25	26
	ConocoPhillips Co.	3.800%	3/15/2052	8,524	6,273
	ConocoPhillips Co.	5.300%	5/15/2053	29	27
	ConocoPhillips Co.	5.500%	1/15/2055	1,082	1,039
	ConocoPhillips Co.	4.025%	3/15/2062	10,773	7,877
	ConocoPhillips Co.	5.700%	9/15/2063	1,905	1,854
	ConocoPhillips Co.	5.650%	1/15/2065	1,588	1,534
	Continental Resources Inc.	4.900%	6/1/2044	2,739	2,252
	Coterra Energy Inc.	5.900%	2/15/2055	6,589	6,484
	DCP Midstream Operating LP	5.600%	4/1/2044	200	191
	Devon Energy Corp.	5.600%	7/15/2041	209	207
	Devon Energy Corp.	4.750%	5/15/2042	1,600	1,431
	Devon Energy Corp.	5.000%	6/15/2045	3,457	3,107
	Devon Energy Corp.	5.750%	9/15/2054	7,549	7,292
	Diamondback Energy Inc.	6.250%	3/15/2053	500	519
	Diamondback Energy Inc.	5.750%	4/18/2054	2,891	2,842
	Diamondback Energy Inc.	5.900%	4/18/2064	7,476	7,408
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	7,179	6,836
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	2,455	2,512
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	30	26
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	324	376
	Enbridge Energy Partners LP	5.500%	9/15/2040	4,340	4,261
	Enbridge Energy Partners LP	7.375%	10/15/2045	28	32
	Enbridge Inc.	5.500%	12/1/2046	3,251	3,126
	Enbridge Inc.	3.400%	8/1/2051	5,562	3,790
	Enbridge Inc.	6.700%	11/15/2053	5,415	5,967
	Enbridge Inc.	5.950%	4/5/2054	150	151
	Energy Transfer LP	6.625%	10/15/2036	4,885	5,298
[3]	Energy Transfer LP	5.800%	6/15/2038	4,967	5,060
	Energy Transfer LP	7.500%	7/1/2038	271	314
	Energy Transfer LP	6.050%	6/1/2041	375	382
	Energy Transfer LP	6.500%	2/1/2042	798	843
	Energy Transfer LP	6.100%	2/15/2042	1,106	1,105
	Energy Transfer LP	4.950%	1/15/2043	50	44
	Energy Transfer LP	5.150%	2/1/2043	25	23
	Energy Transfer LP	5.950%	10/1/2043	440	433
	Energy Transfer LP	5.300%	4/1/2044	6,482	5,910
	Energy Transfer LP	5.150%	3/15/2045	6,844	6,093
	Energy Transfer LP	5.350%	5/15/2045	131	119
	Energy Transfer LP	6.125%	12/15/2045	6,876	6,823
	Energy Transfer LP	5.300%	4/15/2047	7,422	6,661
	Energy Transfer LP	5.400%	10/1/2047	7,772	7,067
	Energy Transfer LP	6.000%	6/15/2048	6,381	6,205
	Energy Transfer LP	6.250%	4/15/2049	677	677
	Energy Transfer LP	5.000%	5/15/2050	10,732	9,138
	Energy Transfer LP	5.950%	5/15/2054	9,160	8,840
	Energy Transfer LP	6.050%	9/1/2054	7,831	7,630
	Energy Transfer LP	6.200%	4/1/2055	468	465
	Energy Transfer LP	6.300%	1/15/2056	185	187
	Enterprise Products Operating LLC	7.550%	4/15/2038	458	543
	Enterprise Products Operating LLC	6.125%	10/15/2039	5,480	5,846
	Enterprise Products Operating LLC	6.450%	9/1/2040	725	795
	Enterprise Products Operating LLC	5.950%	2/1/2041	155	162
	Enterprise Products Operating LLC	5.700%	2/15/2042	25	25
	Enterprise Products Operating LLC	4.850%	8/15/2042	6,789	6,246
	Enterprise Products Operating LLC	4.450%	2/15/2043	7,084	6,186
	Enterprise Products Operating LLC	4.850%	3/15/2044	4,188	3,828
	Enterprise Products Operating LLC	5.100%	2/15/2045	7,417	6,950
	Enterprise Products Operating LLC	4.900%	5/15/2046	395	357
	Enterprise Products Operating LLC	4.250%	2/15/2048	8,466	6,934
	Enterprise Products Operating LLC	4.800%	2/1/2049	8,582	7,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.200%	1/31/2050	5,965	4,815
	Enterprise Products Operating LLC	3.200%	2/15/2052	8,795	5,834
	Enterprise Products Operating LLC	3.300%	2/15/2053	9,032	6,053
	Enterprise Products Operating LLC	4.950%	10/15/2054	539	477
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,992	2,899
	Enterprise Products Operating LLC	3.950%	1/31/2060	320	235
	EOG Resources Inc.	4.950%	4/15/2050	6,929	6,196
	EOG Resources Inc.	5.650%	12/1/2054	1,160	1,141
	EOG Resources Inc.	5.950%	7/15/2055	6,323	6,470
	Exxon Mobil Corp.	4.227%	3/19/2040	11,477	10,393
	Exxon Mobil Corp.	3.567%	3/6/2045	8,312	6,459
	Exxon Mobil Corp.	4.114%	3/1/2046	11,246	9,374
	Exxon Mobil Corp.	3.095%	8/16/2049	8,715	5,911
	Exxon Mobil Corp.	4.327%	3/19/2050	14,136	11,830
	Exxon Mobil Corp.	3.452%	4/15/2051	35	25
	Halliburton Co.	6.700%	9/15/2038	4,195	4,659
	Halliburton Co.	7.450%	9/15/2039	55	65
	Halliburton Co.	4.500%	11/15/2041	98	85
	Halliburton Co.	5.000%	11/15/2045	11,124	10,088
	Hess Corp.	6.000%	1/15/2040	6,167	6,523
	Hess Corp.	5.600%	2/15/2041	7,566	7,732
	Hess Corp.	5.800%	4/1/2047	50	51
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	194	210
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	7,499	8,427
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	2,996	3,234
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	103	111
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	1,111	1,299
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	6,332	5,761
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	1,412	1,240
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	334	304
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	4,630	4,430
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	145	137
	Kinder Morgan Inc.	5.550%	6/1/2045	10,306	9,947
	Kinder Morgan Inc.	5.050%	2/15/2046	59	53
	Kinder Morgan Inc.	5.200%	3/1/2048	95	87
	Kinder Morgan Inc.	3.600%	2/15/2051	8,057	5,680
	Kinder Morgan Inc.	5.450%	8/1/2052	3,738	3,509
	Kinder Morgan Inc.	5.950%	8/1/2054	6,442	6,468
	Marathon Petroleum Corp.	6.500%	3/1/2041	8,021	8,623
	Marathon Petroleum Corp.	4.750%	9/15/2044	4,712	4,106
	Marathon Petroleum Corp.	4.500%	4/1/2048	328	265
	MPLX LP	4.500%	4/15/2038	10,384	9,437
	MPLX LP	5.200%	3/1/2047	475	428
	MPLX LP	5.500%	2/15/2049	9,569	8,797
	MPLX LP	4.950%	3/14/2052	132	112
	MPLX LP	5.650%	3/1/2053	4,188	3,897
	MPLX LP	5.950%	4/1/2055	7,417	7,198
	MPLX LP	6.200%	9/15/2055	50	50
	MPLX LP	6.100%	4/1/2056	2,141	2,125
	MPLX LP	4.900%	4/15/2058	3,490	2,854
	NOV Inc.	3.950%	12/1/2042	4,012	3,222
	Occidental Petroleum Corp.	6.450%	9/15/2036	7,223	7,850
	Occidental Petroleum Corp.	7.950%	6/15/2039	1,220	1,463
	Occidental Petroleum Corp.	6.200%	3/15/2040	90	94
	Occidental Petroleum Corp.	6.600%	3/15/2046	1,393	1,492
	Occidental Petroleum Corp.	4.200%	3/15/2048	1,256	987
	Occidental Petroleum Corp.	6.050%	10/1/2054	6,601	6,675
	ONEOK Inc.	5.150%	10/15/2043	3,983	3,603
	ONEOK Inc.	5.600%	4/1/2044	45	42
	ONEOK Inc.	5.050%	4/1/2045	86	76
	ONEOK Inc.	4.250%	9/15/2046	65	51
	ONEOK Inc.	4.950%	7/13/2047	5,659	4,864
	ONEOK Inc.	4.200%	10/3/2047	2,049	1,578
	ONEOK Inc.	5.200%	7/15/2048	6,728	5,974
	ONEOK Inc.	4.850%	2/1/2049	809	679
	ONEOK Inc.	4.450%	9/1/2049	235	190
	ONEOK Inc.	3.950%	3/1/2050	155	112
	ONEOK Inc.	7.150%	1/15/2051	1,327	1,462
	ONEOK Inc.	6.625%	9/1/2053	5,770	6,062
	ONEOK Inc.	5.700%	11/1/2054	9,467	8,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	6.250%	10/15/2055	520	522
	ONEOK Inc.	5.850%	11/1/2064	6,607	6,201
	ONEOK Partners LP	6.650%	10/1/2036	508	553
	ONEOK Partners LP	6.850%	10/15/2037	250	274
	ONEOK Partners LP	6.125%	2/1/2041	5,907	6,038
	ONEOK Partners LP	6.200%	9/15/2043	493	501
	Ovintiv Inc.	6.625%	8/15/2037	295	316
	Ovintiv Inc.	6.500%	2/1/2038	4,254	4,512
	Ovintiv Inc.	7.100%	7/15/2053	3,361	3,729
	Phillips 66	5.875%	5/1/2042	9,129	9,194
	Phillips 66	4.875%	11/15/2044	10,574	9,390
	Phillips 66	3.300%	3/15/2052	690	453
	Phillips 66 Co.	4.680%	2/15/2045	113	97
	Phillips 66 Co.	5.650%	6/15/2054	2,400	2,270
	Phillips 66 Co.	5.500%	3/15/2055	580	539
	Plains All American Pipeline LP	6.650%	1/15/2037	3,945	4,286
	Plains All American Pipeline LP	4.300%	1/31/2043	165	137
	Plains All American Pipeline LP	4.700%	6/15/2044	6,773	5,867
	Plains All American Pipeline LP	4.900%	2/15/2045	5,251	4,656
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	1,987	2,073
[4]	Shell Finance US Inc.	6.375%	12/15/2038	9,935	10,911
[4]	Shell Finance US Inc.	5.500%	3/25/2040	1,171	1,184
[4]	Shell Finance US Inc.	5.125%	10/15/2041	2,790	2,678
[3]	Shell Finance US Inc.	4.550%	8/12/2043	2,218	1,966
[3]	Shell Finance US Inc.	4.375%	5/11/2045	3,804	3,254
[3]	Shell Finance US Inc.	4.000%	5/10/2046	11,242	9,006
[3]	Shell Finance US Inc.	3.750%	9/12/2046	8,326	6,432
[4]	Shell Finance US Inc.	3.125%	11/7/2049	8,847	5,945
[3]	Shell Finance US Inc.	3.250%	4/6/2050	6,657	4,616
[4]	Shell Finance US Inc.	3.000%	11/26/2051	3,080	1,997
	Shell International Finance BV	6.375%	12/15/2038	75	83
	Shell International Finance BV	2.875%	11/26/2041	6,878	5,030
	Shell International Finance BV	3.625%	8/21/2042	2,022	1,602
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	2,712	2,612
	Spectra Energy Partners LP	4.500%	3/15/2045	5,990	5,088
	Suncor Energy Inc.	6.800%	5/15/2038	77	85
	Suncor Energy Inc.	6.500%	6/15/2038	687	736
	Suncor Energy Inc.	6.850%	6/1/2039	3,460	3,849
	Suncor Energy Inc.	4.000%	11/15/2047	2,424	1,857
	Suncor Energy Inc.	3.750%	3/4/2051	45	32
	Targa Resources Corp.	4.950%	4/15/2052	5,851	5,029
	Targa Resources Corp.	6.250%	7/1/2052	3,518	3,575
	Targa Resources Corp.	6.500%	2/15/2053	4,957	5,213
	Targa Resources Corp.	6.125%	5/15/2055	700	703
	Targa Resources Corp.	6.050%	5/15/2056	140	139
	TotalEnergies Capital International SA	2.986%	6/29/2041	60	45
	TotalEnergies Capital International SA	3.461%	7/12/2049	70	50
	TotalEnergies Capital International SA	3.127%	5/29/2050	14,606	9,824
	TotalEnergies Capital SA	5.488%	4/5/2054	7,082	6,867
	TotalEnergies Capital SA	5.638%	4/5/2064	8,416	8,166
	TotalEnergies Capital SA	5.425%	9/10/2064	8,450	7,959
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	5,245	5,573
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	6,760	7,999
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	6,237	6,528
	TransCanada PipeLines Ltd.	5.000%	10/16/2043	35	32
	TransCanada PipeLines Ltd.	5.100%	3/15/2049	170	159
[3]	TransCanada PipeLines Ltd.	6.375%	10/17/2056	962	971
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	1,575	1,524
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	3,306	2,874
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	3,545	3,004
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	5,874	5,792
	Valero Energy Corp.	6.625%	6/15/2037	910	1,003
	Valero Energy Corp.	3.650%	12/1/2051	3,913	2,727
	Valero Energy Corp.	4.000%	6/1/2052	885	652
	Western Midstream Operating LP	5.450%	4/1/2044	1,390	1,270
	Western Midstream Operating LP	5.300%	3/1/2048	6,722	5,857
	Western Midstream Operating LP	5.500%	8/15/2048	305	270
	Western Midstream Operating LP	5.250%	2/1/2050	805	703
	Williams Cos. Inc.	6.300%	4/15/2040	7,991	8,489
	Williams Cos. Inc.	5.800%	11/15/2043	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.400%	3/4/2044	2,290	2,166
	Williams Cos. Inc.	5.750%	6/24/2044	100	99
	Williams Cos. Inc.	4.900%	1/15/2045	5,106	4,523
	Williams Cos. Inc.	5.100%	9/15/2045	7,259	6,651
	Williams Cos. Inc.	3.500%	10/15/2051	25	17
	Williams Cos. Inc.	5.300%	8/15/2052	3,605	3,296
	Williams Cos. Inc.	5.800%	11/15/2054	4,937	4,823
	Williams Cos. Inc.	6.000%	3/15/2055	25	25
	Williams Cos. Inc.	5.950%	3/15/2056	2,755	2,740
	Woodside Finance Ltd.	5.700%	9/12/2054	4,057	3,884
					851,599
Financials (13.4%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	6,480	5,228
	Aflac Inc.	4.000%	10/15/2046	1,020	803
	Aflac Inc.	4.750%	1/15/2049	1,600	1,390
	Alleghany Corp.	4.900%	9/15/2044	977	877
	Alleghany Corp.	3.250%	8/15/2051	5,815	3,844
	Allstate Corp.	4.500%	6/15/2043	50	43
	Allstate Corp.	4.200%	12/15/2046	2,238	1,804
	Allstate Corp.	3.850%	8/10/2049	3,145	2,357
[3]	Allstate Corp.	6.500%	5/15/2057	4,129	4,213
	American Express Co.	4.050%	12/3/2042	4,028	3,391
	American Financial Group Inc.	4.500%	6/15/2047	1,996	1,637
	American International Group Inc.	4.750%	4/1/2048	4,088	3,596
	American International Group Inc.	4.375%	6/30/2050	6,683	5,496
	Aon Corp.	6.250%	9/30/2040	1,807	1,940
	Aon Corp.	2.900%	8/23/2051	4,815	2,967
	Aon Corp.	3.900%	2/28/2052	475	351
	Aon Global Ltd.	4.600%	6/14/2044	167	145
	Aon Global Ltd.	4.750%	5/15/2045	115	101
	Aon North America Inc.	5.750%	3/1/2054	10,026	9,814
	Apollo Global Management Inc.	5.800%	5/21/2054	4,041	3,896
	Arch Capital Finance LLC	5.031%	12/15/2046	50	46
	Arch Capital Group Ltd.	3.635%	6/30/2050	3,861	2,826
	Arch Capital Group US Inc.	5.144%	11/1/2043	1,634	1,535
	Ares Management Corp.	5.600%	10/11/2054	2,643	2,399
	Arthur J Gallagher & Co.	3.500%	5/20/2051	2,943	2,027
	Arthur J Gallagher & Co.	3.050%	3/9/2052	203	126
	Arthur J Gallagher & Co.	5.750%	3/2/2053	90	87
	Arthur J Gallagher & Co.	6.750%	2/15/2054	1,764	1,930
	Arthur J Gallagher & Co.	5.750%	7/15/2054	1,660	1,608
	Arthur J Gallagher & Co.	5.550%	2/15/2055	8,909	8,408
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	4,685	3,233
	Athene Holding Ltd.	3.950%	5/25/2051	2,500	1,721
	Athene Holding Ltd.	6.250%	4/1/2054	4,971	4,681
	Athene Holding Ltd.	6.625%	5/19/2055	1,379	1,363
	Bank of America Corp.	6.110%	1/29/2037	3,154	3,327
[3]	Bank of America Corp.	4.244%	4/24/2038	9,132	8,352
[3]	Bank of America Corp.	4.078%	4/23/2040	8,868	7,751
[3]	Bank of America Corp.	2.676%	6/19/2041	23,871	17,321
[3]	Bank of America Corp.	5.875%	2/7/2042	5,119	5,295
	Bank of America Corp.	3.311%	4/22/2042	4,262	3,296
[3]	Bank of America Corp.	5.000%	1/21/2044	11,059	10,389
[3]	Bank of America Corp.	4.875%	4/1/2044	2,887	2,674
[3]	Bank of America Corp.	4.443%	1/20/2048	2,895	2,463
[3]	Bank of America Corp.	3.946%	1/23/2049	996	780
[3]	Bank of America Corp.	4.330%	3/15/2050	13,215	10,889
[3]	Bank of America Corp.	4.083%	3/20/2051	25,468	20,109
[3]	Bank of America Corp.	2.831%	10/24/2051	9,479	5,942
[3]	Bank of America Corp.	3.483%	3/13/2052	1,416	1,005
	Bank of America Corp.	2.972%	7/21/2052	10,669	6,894
[3]	Bank of America NA	6.000%	10/15/2036	6,472	6,854
	Barclays plc	3.811%	3/10/2042	8,740	6,892
	Barclays plc	3.330%	11/24/2042	627	469
	Barclays plc	5.250%	8/17/2045	145	136
	Barclays plc	5.860%	8/11/2046	5,275	5,256
	Barclays plc	4.950%	1/10/2047	9,478	8,454
	Barclays plc	6.036%	3/12/2055	750	777
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	6,600	5,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	685	603
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	13,292	10,932
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	11,515	9,501
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	11,250	7,146
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	4,575	2,705
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	281	214
	Berkshire Hathaway Inc.	4.500%	2/11/2043	1,520	1,384
	BlackRock Funding Inc.	5.250%	3/14/2054	8,137	7,681
	BlackRock Funding Inc.	5.350%	1/8/2055	4,938	4,742
	Blue Owl Finance LLC	4.125%	10/7/2051	110	76
	Brighthouse Financial Inc.	4.700%	6/22/2047	1,899	1,370
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	3,507	3,541
	Brookfield Finance Inc.	4.700%	9/20/2047	3,923	3,339
	Brookfield Finance Inc.	3.500%	3/30/2051	402	275
	Brookfield Finance Inc.	3.625%	2/15/2052	326	226
	Brookfield Finance Inc.	5.968%	3/4/2054	5,146	5,100
	Brookfield Finance Inc.	5.813%	3/3/2055	890	868
	Brown & Brown Inc.	4.950%	3/17/2052	1,460	1,227
	Brown & Brown Inc.	6.250%	6/23/2055	7,310	7,336
	Chubb INA Holdings LLC	6.000%	5/11/2037	6,236	6,647
	Chubb INA Holdings LLC	4.150%	3/13/2043	120	102
	Chubb INA Holdings LLC	4.350%	11/3/2045	236	203
	Chubb INA Holdings LLC	3.050%	12/15/2061	9,515	5,814
	Citigroup Inc.	6.125%	8/25/2036	1,051	1,096
[3]	Citigroup Inc.	3.878%	1/24/2039	509	442
	Citigroup Inc.	8.125%	7/15/2039	7,385	9,236
[3]	Citigroup Inc.	5.316%	3/26/2041	111	109
	Citigroup Inc.	5.875%	1/30/2042	4,410	4,536
	Citigroup Inc.	2.904%	11/3/2042	870	630
	Citigroup Inc.	6.675%	9/13/2043	4,270	4,635
	Citigroup Inc.	5.300%	5/6/2044	5,553	5,219
	Citigroup Inc.	4.650%	7/30/2045	279	246
	Citigroup Inc.	4.750%	5/18/2046	11,940	10,173
[3]	Citigroup Inc.	4.281%	4/24/2048	5,797	4,773
	Citigroup Inc.	4.650%	7/23/2048	3,696	3,210
	Citigroup Inc.	5.612%	3/4/2056	10,705	10,488
	CME Group Inc.	5.300%	9/15/2043	198	197
	CME Group Inc.	4.150%	6/15/2048	4,121	3,439
[3]	Cooperatieve Rabobank UA	5.250%	5/24/2041	6,633	6,528
	Cooperatieve Rabobank UA	5.750%	12/1/2043	4,488	4,420
	Cooperatieve Rabobank UA	5.250%	8/4/2045	1,713	1,586
	Corebridge Financial Inc.	4.350%	4/5/2042	225	189
	Corebridge Financial Inc.	4.400%	4/5/2052	7,149	5,755
	Equitable Holdings Inc.	5.000%	4/20/2048	5,346	4,680
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	3,895	2,644
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	2,762	1,721
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	2,985	3,093
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	3,180	3,345
	Fidelity National Financial Inc.	3.200%	9/17/2051	2,395	1,498
	Fifth Third Bancorp	8.250%	3/1/2038	5,983	7,249
	GATX Corp.	5.200%	3/15/2044	998	921
	GATX Corp.	3.100%	6/1/2051	2,079	1,322
	GATX Corp.	6.050%	6/5/2054	2,862	2,891
	Global Payments Inc.	4.150%	8/15/2049	2,663	1,947
	Global Payments Inc.	5.950%	8/15/2052	3,139	2,974
[2]	Goldman Sachs Group Inc.	5.425%	6/3/2037	472	475
[5]	Goldman Sachs Group Inc.	6.750%	10/1/2037	17,335	18,958
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	4,767	4,182
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	3,245	2,927
	Goldman Sachs Group Inc.	6.250%	2/1/2041	10,668	11,337
	Goldman Sachs Group Inc.	3.210%	4/22/2042	12,975	9,775
	Goldman Sachs Group Inc.	2.908%	7/21/2042	9,592	6,918
	Goldman Sachs Group Inc.	3.436%	2/24/2043	11,950	9,128
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	2,126	1,904
	Goldman Sachs Group Inc.	5.150%	5/22/2045	649	593
	Goldman Sachs Group Inc.	4.750%	10/21/2045	10,691	9,435
	Goldman Sachs Group Inc.	5.561%	11/19/2045	15,122	14,692
	Goldman Sachs Group Inc.	5.541%	1/21/2047	14,143	13,646
	Goldman Sachs Group Inc.	5.734%	1/28/2056	14,971	14,764
	Hartford Insurance Group Inc.	5.950%	10/15/2036	1,695	1,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Insurance Group Inc.	4.300%	4/15/2043	1,532	1,293
	Hartford Insurance Group Inc.	4.400%	3/15/2048	681	568
	Hartford Insurance Group Inc.	3.600%	8/19/2049	4,204	3,043
	Hartford Insurance Group Inc.	2.900%	9/15/2051	560	351
[3]	HSBC Bank USA NA	7.000%	1/15/2039	114	128
	HSBC Holdings plc	6.500%	9/15/2037	124	133
[3]	HSBC Holdings plc	6.500%	9/15/2037	5,164	5,482
	HSBC Holdings plc	6.800%	6/1/2038	5,180	5,697
[3]	HSBC Holdings plc	6.800%	6/1/2038	5,398	5,873
	HSBC Holdings plc	6.100%	1/14/2042	2,390	2,536
	HSBC Holdings plc	6.332%	3/9/2044	10,410	11,134
	HSBC Holdings plc	5.250%	3/14/2044	8,107	7,690
	Intercontinental Exchange Inc.	2.650%	9/15/2040	9,493	6,932
	Intercontinental Exchange Inc.	3.000%	6/15/2050	7,464	4,888
	Intercontinental Exchange Inc.	4.950%	6/15/2052	130	118
	Intercontinental Exchange Inc.	3.000%	9/15/2060	11,615	6,857
	Intercontinental Exchange Inc.	5.200%	6/15/2062	3,003	2,745
	Invesco Finance plc	5.375%	11/30/2043	25	24
	Jackson Financial Inc.	4.000%	11/23/2051	3,032	2,083
	JPMorgan Chase & Co.	6.400%	5/15/2038	12,319	13,610
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	426	376
	JPMorgan Chase & Co.	5.500%	10/15/2040	7,480	7,638
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	9,148	7,078
	JPMorgan Chase & Co.	5.600%	7/15/2041	10,187	10,366
	JPMorgan Chase & Co.	2.525%	11/19/2041	11,055	7,836
	JPMorgan Chase & Co.	5.400%	1/6/2042	2,263	2,245
	JPMorgan Chase & Co.	3.157%	4/22/2042	12,120	9,240
	JPMorgan Chase & Co.	5.625%	8/16/2043	220	221
	JPMorgan Chase & Co.	4.850%	2/1/2044	1,773	1,633
	JPMorgan Chase & Co.	4.950%	6/1/2045	7,538	6,928
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	11,657	9,674
[3]	JPMorgan Chase & Co.	4.032%	7/24/2048	9,747	7,781
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	10,529	8,345
[3]	JPMorgan Chase & Co.	3.897%	1/23/2049	11,309	8,838
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	3,822	2,551
	JPMorgan Chase & Co.	3.328%	4/22/2052	18,290	12,643
	Legg Mason Inc.	5.625%	1/15/2044	5,249	5,170
	Lincoln National Corp.	6.300%	10/9/2037	50	53
	Lincoln National Corp.	7.000%	6/15/2040	4,994	5,464
	Lloyds Banking Group plc	5.300%	12/1/2045	363	338
	Lloyds Banking Group plc	3.369%	12/14/2046	9,099	6,691
	Lloyds Banking Group plc	5.668%	2/10/2047	6,780	6,654
	Lloyds Banking Group plc	4.344%	1/9/2048	2,020	1,645
	Loews Corp.	4.125%	5/15/2043	80	66
	Manulife Financial Corp.	5.375%	3/4/2046	6,541	6,332
	Markel Group Inc.	5.000%	4/5/2046	155	138
	Markel Group Inc.	4.300%	11/1/2047	2,194	1,738
	Markel Group Inc.	5.000%	5/20/2049	125	109
	Markel Group Inc.	3.450%	5/7/2052	863	579
	Markel Group Inc.	6.000%	5/16/2054	1,634	1,632
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	942	887
	Marsh & McLennan Cos. Inc.	5.350%	11/15/2044	25	24
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	6,066	4,871
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	8,716	7,744
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	168	104
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	2,720	2,877
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	292	278
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	1,045	1,033
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	25	24
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	8,994	8,543
	Mastercard Inc.	3.800%	11/21/2046	380	298
	Mastercard Inc.	3.950%	2/26/2048	1,475	1,166
	Mastercard Inc.	3.650%	6/1/2049	5,741	4,291
	Mastercard Inc.	3.850%	3/26/2050	8,193	6,353
	Mastercard Inc.	2.950%	3/15/2051	470	305
[3]	MetLife Inc.	6.400%	12/15/2036	4,138	4,240
[3]	MetLife Inc.	10.750%	8/1/2039	1,671	2,156
	MetLife Inc.	5.875%	2/6/2041	5,567	5,764
	MetLife Inc.	4.125%	8/13/2042	136	114
	MetLife Inc.	4.875%	11/13/2043	80	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.721%	12/15/2044	5,561	4,911
	MetLife Inc.	4.050%	3/1/2045	4,768	3,909
	MetLife Inc.	4.600%	5/13/2046	6,726	5,891
	MetLife Inc.	5.000%	7/15/2052	7,085	6,392
	MetLife Inc.	5.250%	1/15/2054	375	353
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	2,947	2,667
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	9,837	8,369
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	1,380	1,399
[3]	Morgan Stanley	3.971%	7/22/2038	10,952	9,631
[3]	Morgan Stanley	4.457%	4/22/2039	5,945	5,493
	Morgan Stanley	3.217%	4/22/2042	3,858	2,945
	Morgan Stanley	6.375%	7/24/2042	9,179	10,000
	Morgan Stanley	4.300%	1/27/2045	6,781	5,729
[3]	Morgan Stanley	4.375%	1/22/2047	12,820	10,751
	Morgan Stanley	5.900%	3/13/2047	7,657	7,764
[3]	Morgan Stanley	5.597%	3/24/2051	5,240	5,146
[3]	Morgan Stanley	2.802%	1/25/2052	5,103	3,181
	Morgan Stanley	5.516%	11/19/2055	14,907	14,437
	Nasdaq Inc.	2.500%	12/21/2040	4,400	3,104
	Nasdaq Inc.	3.250%	4/28/2050	2,795	1,893
	Nasdaq Inc.	5.950%	8/15/2053	193	196
	Nasdaq Inc.	6.100%	6/28/2063	6,268	6,428
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	154	152
	NatWest Group plc	5.908%	3/3/2047	5,561	5,438
	Old Republic International Corp.	3.850%	6/11/2051	2,977	2,132
	PayPal Holdings Inc.	3.250%	6/1/2050	3,185	2,081
	PayPal Holdings Inc.	5.050%	6/1/2052	6,363	5,492
	PayPal Holdings Inc.	5.500%	6/1/2054	1,285	1,175
	PayPal Holdings Inc.	5.250%	6/1/2062	650	567
	Principal Financial Group Inc.	6.050%	10/15/2036	27	29
[2]	Principal Financial Group Inc.	5.300%	1/15/2037	2,128	2,129
	Principal Financial Group Inc.	4.625%	9/15/2042	982	863
	Principal Financial Group Inc.	4.350%	5/15/2043	3,011	2,545
	Principal Financial Group Inc.	4.300%	11/15/2046	100	82
	Principal Financial Group Inc.	5.500%	3/15/2053	2,915	2,787
	Progressive Corp.	6.625%	3/1/2029	1	1
	Progressive Corp.	3.700%	1/26/2045	738	568
	Progressive Corp.	4.200%	3/15/2048	4,781	3,890
	Progressive Corp.	3.950%	3/26/2050	465	358
	Progressive Corp.	3.700%	3/15/2052	6,702	4,918
[3]	Prudential Financial Inc.	5.700%	12/14/2036	5,322	5,525
[3]	Prudential Financial Inc.	6.625%	12/1/2037	2,399	2,663
[3]	Prudential Financial Inc.	6.625%	6/21/2040	3,286	3,628
[3]	Prudential Financial Inc.	4.600%	5/15/2044	25	22
	Prudential Financial Inc.	3.905%	12/7/2047	7,744	5,914
[3]	Prudential Financial Inc.	4.418%	3/27/2048	120	98
	Prudential Financial Inc.	3.935%	12/7/2049	227	173
[3]	Prudential Financial Inc.	4.350%	2/25/2050	30	24
[3]	Prudential Financial Inc.	3.700%	3/13/2051	10,703	7,796
	Raymond James Financial Inc.	4.950%	7/15/2046	5,454	4,891
	Raymond James Financial Inc.	3.750%	4/1/2051	2,684	1,943
	Raymond James Financial Inc.	5.650%	9/11/2055	5,553	5,363
[3]	Regions Bank	6.450%	6/26/2037	1,303	1,373
	Regions Financial Corp.	7.375%	12/10/2037	2,251	2,551
	Reinsurance Group of America Inc.	6.375%	9/15/2056	1,500	1,476
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,123	1,941
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	210	144
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	375	271
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	3,703	3,715
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	9,273	9,127
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	3,301	3,246
	Transatlantic Holdings Inc.	8.000%	11/30/2039	420	510
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	4,835	5,277
	Travelers Cos. Inc.	5.350%	11/1/2040	6,509	6,467
	Travelers Cos. Inc.	4.300%	8/25/2045	105	88
	Travelers Cos. Inc.	3.750%	5/15/2046	2,275	1,760
	Travelers Cos. Inc.	4.000%	5/30/2047	292	232
	Travelers Cos. Inc.	4.050%	3/7/2048	4,437	3,547
	Travelers Cos. Inc.	4.100%	3/4/2049	472	377
	Travelers Cos. Inc.	2.550%	4/27/2050	100	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travelers Cos. Inc.	3.050%	6/8/2051	79	52
	Travelers Cos. Inc.	5.450%	5/25/2053	5,147	4,995
	Travelers Cos. Inc.	5.700%	7/24/2055	3,907	3,951
	UBS AG	4.500%	6/26/2048	3,307	2,849
	UBS Group AG	4.875%	5/15/2045	7,623	6,915
	Unum Group	5.750%	8/15/2042	413	409
	Unum Group	4.125%	6/15/2051	687	515
	Unum Group	6.000%	6/15/2054	1,540	1,522
	Visa Inc.	2.700%	4/15/2040	3,115	2,365
	Visa Inc.	4.300%	12/14/2045	16,834	14,500
	Visa Inc.	3.650%	9/15/2047	40	31
	Visa Inc.	2.000%	8/15/2050	2,910	1,554
	Voya Financial Inc.	5.700%	7/15/2043	28	27
	Voya Financial Inc.	4.800%	6/15/2046	2,420	2,112
	W R Berkley Corp.	4.750%	8/1/2044	3,821	3,409
	W R Berkley Corp.	4.000%	5/12/2050	6,492	4,967
	W R Berkley Corp.	3.550%	3/30/2052	999	695
	W R Berkley Corp.	3.150%	9/30/2061	550	329
	Wells Fargo & Co.	5.375%	2/7/2035	2,755	2,828
[3]	Wells Fargo & Co.	5.950%	12/15/2036	1,882	1,919
[3]	Wells Fargo & Co.	3.068%	4/30/2041	17,982	13,650
	Wells Fargo & Co.	5.375%	11/2/2043	8,218	7,739
	Wells Fargo & Co.	5.606%	1/15/2044	12,467	12,042
[3]	Wells Fargo & Co.	4.650%	11/4/2044	10,391	8,806
	Wells Fargo & Co.	3.900%	5/1/2045	4,264	3,377
[3]	Wells Fargo & Co.	4.900%	11/17/2045	6,450	5,647
[3]	Wells Fargo & Co.	4.400%	6/14/2046	9,589	7,785
[3]	Wells Fargo & Co.	4.750%	12/7/2046	2,831	2,404
	Wells Fargo & Co.	5.433%	1/23/2047	7,830	7,517
[3]	Wells Fargo & Co.	5.013%	4/4/2051	13,811	12,369
[3]	Wells Fargo & Co.	4.611%	4/25/2053	16,458	13,859
	Wells Fargo Bank NA	5.950%	8/26/2036	200	209
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	6,988	7,237
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	475	521
	Western Union Co.	6.200%	11/17/2036	2,715	2,824
	Westpac Banking Corp.	4.421%	7/24/2039	1,360	1,220
	Westpac Banking Corp.	2.963%	11/16/2040	7,605	5,623
	Westpac Banking Corp.	3.133%	11/18/2041	6,275	4,635
	Willis North America Inc.	5.050%	9/15/2048	2,000	1,767
	Willis North America Inc.	3.875%	9/15/2049	6,141	4,576
	Willis North America Inc.	5.900%	3/5/2054	2,845	2,822
	XL Group Ltd.	5.250%	12/15/2043	2,060	1,917
					1,232,706
Health Care (16.2%)
	Abbott Laboratories	4.750%	11/30/2036	2,302	2,247
	Abbott Laboratories	6.150%	11/30/2037	289	315
	Abbott Laboratories	4.750%	3/15/2038	11,265	10,873
	Abbott Laboratories	6.000%	4/1/2039	390	419
	Abbott Laboratories	5.300%	5/27/2040	6,074	6,114
	Abbott Laboratories	4.750%	4/15/2043	3,903	3,578
	Abbott Laboratories	4.900%	11/30/2046	15,602	14,284
	Abbott Laboratories	5.500%	3/15/2056	12,990	12,674
	Abbott Laboratories	5.600%	3/15/2066	10,680	10,397
	AbbVie Inc.	4.050%	11/21/2039	19,426	17,126
	AbbVie Inc.	4.625%	10/1/2042	50	45
	AbbVie Inc.	4.400%	11/6/2042	13,949	12,289
	AbbVie Inc.	5.350%	3/15/2044	230	225
	AbbVie Inc.	4.850%	6/15/2044	554	508
	AbbVie Inc.	4.750%	3/15/2045	1,245	1,120
	AbbVie Inc.	4.700%	5/14/2045	14,296	12,770
	AbbVie Inc.	4.450%	5/14/2046	11,444	9,831
	AbbVie Inc.	4.875%	11/14/2048	10,701	9,622
	AbbVie Inc.	4.250%	11/21/2049	6,613	5,406
	AbbVie Inc.	5.400%	3/15/2054	15,221	14,619
	AbbVie Inc.	5.600%	3/15/2055	150	148
	AbbVie Inc.	5.550%	3/15/2056	8,101	7,962
	AbbVie Inc.	5.500%	3/15/2064	9,293	8,945
	AbbVie Inc.	5.650%	3/15/2066	4,960	4,878
	Adventist Health System	3.630%	3/1/2049	2,053	1,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	262	215
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	210	149
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	1,731	1,132
	Aetna Inc.	6.625%	6/15/2036	4,023	4,381
	Aetna Inc.	6.750%	12/15/2037	2,295	2,505
	Aetna Inc.	4.500%	5/15/2042	1,915	1,628
	Aetna Inc.	4.750%	3/15/2044	2,335	1,992
[3]	AHS Hospital Corp.	2.780%	7/1/2051	4,021	2,485
[3]	Allina Health System	3.887%	4/15/2049	2,098	1,585
[3]	Allina Health System	2.902%	11/15/2051	1,000	630
	Amgen Inc.	6.375%	6/1/2037	125	136
	Amgen Inc.	6.400%	2/1/2039	369	398
	Amgen Inc.	3.150%	2/21/2040	9,923	7,718
	Amgen Inc.	2.800%	8/15/2041	4,194	3,040
	Amgen Inc.	4.950%	10/1/2041	630	586
	Amgen Inc.	5.150%	11/15/2041	2,545	2,419
	Amgen Inc.	5.650%	6/15/2042	1,495	1,486
	Amgen Inc.	5.600%	3/2/2043	11,601	11,507
	Amgen Inc.	4.400%	5/1/2045	12,493	10,586
	Amgen Inc.	5.500%	2/19/2046	5,000	4,835
	Amgen Inc.	4.563%	6/15/2048	8,535	7,216
	Amgen Inc.	3.375%	2/21/2050	100	71
	Amgen Inc.	4.663%	6/15/2051	13,457	11,402
	Amgen Inc.	3.000%	1/15/2052	3,065	1,988
	Amgen Inc.	4.200%	2/22/2052	6,700	5,245
	Amgen Inc.	4.875%	3/1/2053	2,865	2,488
	Amgen Inc.	5.650%	3/2/2053	15,617	15,179
	Amgen Inc.	2.770%	9/1/2053	180	107
	Amgen Inc.	5.650%	2/19/2056	5,198	5,058
	Amgen Inc.	4.400%	2/22/2062	145	113
	Amgen Inc.	5.750%	3/2/2063	9,010	8,741
[3]	Ascension Health	3.106%	11/15/2039	180	141
	Ascension Health	3.945%	11/15/2046	4,123	3,298
[3]	Ascension Health	4.847%	11/15/2053	1,715	1,517
	AstraZeneca plc	6.450%	9/15/2037	10,689	11,933
	AstraZeneca plc	4.375%	11/16/2045	120	104
	AstraZeneca plc	4.375%	8/17/2048	5,208	4,475
	AstraZeneca plc	2.125%	8/6/2050	4,705	2,610
	AstraZeneca plc	3.000%	5/28/2051	219	146
	Banner Health	2.907%	1/1/2042	1,140	830
	Banner Health	2.913%	1/1/2051	1,910	1,207
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	1,665	948
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	1,940	1,380
	Baxalta Inc.	5.250%	6/23/2045	864	806
	Baxter International Inc.	3.500%	8/15/2046	25	17
	Baxter International Inc.	3.132%	12/1/2051	3,753	2,219
[3]	BayCare Health System Inc.	3.831%	11/15/2050	4,335	3,285
	Baylor Scott & White Holdings	4.185%	11/15/2045	550	458
	Baylor Scott & White Holdings	3.967%	11/15/2046	1,100	887
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	5,832	3,666
	Becton Dickinson & Co.	3.794%	5/20/2050	1,285	923
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	3,668	2,372
	Biogen Inc.	5.200%	9/15/2045	31	29
	Biogen Inc.	3.150%	5/1/2050	10,352	6,693
	Biogen Inc.	3.250%	2/15/2051	47	31
	Biogen Inc.	6.450%	5/15/2055	2,960	3,144
	Boston Scientific Corp.	4.550%	3/1/2039	425	398
	Boston Scientific Corp.	7.375%	1/15/2040	1,563	1,844
	Boston Scientific Corp.	4.700%	3/1/2049	3,471	3,079
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	11,474	10,246
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	8,100	5,665
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	7,159	5,689
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	157	119
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	48	48
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	1,470	1,282
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	5,624	4,985
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	140	130
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	50	42
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	1,224	1,048
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	7,359	5,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	11,723	6,893
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	12,176	8,878
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	490	521
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	13,607	13,250
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	7,936	5,679
	Cardinal Health Inc.	4.600%	3/15/2043	370	320
	Cardinal Health Inc.	4.500%	11/15/2044	1,988	1,674
	Cardinal Health Inc.	5.750%	11/15/2054	5,492	5,403
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	696	469
	Cencora Inc.	4.250%	3/1/2045	1,929	1,598
	Cencora Inc.	4.300%	12/15/2047	1,519	1,252
	Cencora Inc.	5.650%	2/13/2056	4,510	4,413
	Children's Health System of Texas	2.511%	8/15/2050	780	456
[3]	Children's Hospital	2.928%	7/15/2050	1,547	991
[3]	Children's Hospital Corp.	4.115%	1/1/2047	3,025	2,489
[3]	Children's Hospital Corp.	2.585%	2/1/2050	1,977	1,194
	Children's Hospital Medical Center	4.268%	5/15/2044	2,431	2,080
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	2,322	1,437
	Cigna Group	4.800%	8/15/2038	11,645	11,025
	Cigna Group	3.200%	3/15/2040	5,705	4,447
[3]	Cigna Group	6.125%	11/15/2041	298	311
[3]	Cigna Group	4.800%	7/15/2046	35	31
	Cigna Group	4.900%	12/15/2048	15,270	13,412
	Cigna Group	3.400%	3/15/2050	9,838	6,807
	Cigna Group	3.400%	3/15/2051	7,008	4,803
	Cigna Group	5.600%	2/15/2054	5,591	5,377
	Cigna Group	6.000%	1/15/2056	5,550	5,634
[3]	City of Hope	5.623%	11/15/2043	250	243
[3]	City of Hope	4.378%	8/15/2048	1,706	1,387
[3]	CommonSpirit Health	4.350%	11/1/2042	1,280	1,104
	CommonSpirit Health	4.187%	10/1/2049	722	563
	CommonSpirit Health	3.910%	10/1/2050	269	199
	CommonSpirit Health	6.461%	11/1/2052	2,000	2,138
	CommonSpirit Health	5.548%	12/1/2054	4,016	3,780
	CommonSpirit Health	5.662%	9/1/2055	742	712
[3]	Community Health Network Inc.	3.099%	5/1/2050	1,835	1,161
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	2,167	1,537
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	3,194	2,201
	CVS Health Corp.	4.780%	3/25/2038	21,987	20,521
	CVS Health Corp.	6.125%	9/15/2039	2,488	2,577
	CVS Health Corp.	4.125%	4/1/2040	75	64
	CVS Health Corp.	2.700%	8/21/2040	145	102
	CVS Health Corp.	5.300%	12/5/2043	70	65
	CVS Health Corp.	5.125%	7/20/2045	15,820	14,206
	CVS Health Corp.	5.050%	3/25/2048	34,289	30,094
	CVS Health Corp.	5.625%	2/21/2053	145	136
	CVS Health Corp.	5.875%	6/1/2053	7,374	7,130
	CVS Health Corp.	6.050%	6/1/2054	598	595
	CVS Health Corp.	6.200%	9/15/2055	6,660	6,761
	CVS Health Corp.	6.000%	6/1/2063	5,659	5,493
	CVS Health Corp.	6.250%	9/15/2065	3,447	3,463
	Danaher Corp.	2.600%	10/1/2050	172	104
	Danaher Corp.	2.800%	12/10/2051	4,207	2,609
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	25	19
	DH Europe Finance II Sarl	3.250%	11/15/2039	4,360	3,504
	Dignity Health	4.500%	11/1/2042	1,662	1,438
	Dignity Health	5.267%	11/1/2064	1,666	1,478
[3]	Duke University Health System Inc.	3.920%	6/1/2047	2,660	2,111
	Elevance Health Inc.	4.625%	5/15/2042	81	72
	Elevance Health Inc.	4.650%	1/15/2043	7,778	6,870
	Elevance Health Inc.	5.100%	1/15/2044	27	25
	Elevance Health Inc.	4.650%	8/15/2044	1,244	1,082
	Elevance Health Inc.	4.375%	12/1/2047	8,556	7,018
	Elevance Health Inc.	4.550%	3/1/2048	160	134
	Elevance Health Inc.	3.700%	9/15/2049	5,780	4,182
	Elevance Health Inc.	3.125%	5/15/2050	1,292	843
	Elevance Health Inc.	3.600%	3/15/2051	9,813	6,921
	Elevance Health Inc.	4.550%	5/15/2052	60	49
	Elevance Health Inc.	6.100%	10/15/2052	1,642	1,674
	Elevance Health Inc.	5.125%	2/15/2053	216	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	5.650%	6/15/2054	7,487	7,179
	Elevance Health Inc.	5.700%	2/15/2055	8,630	8,330
	Elevance Health Inc.	5.700%	9/15/2055	250	243
	Elevance Health Inc.	5.850%	11/1/2064	6,617	6,450
	Eli Lilly & Co.	5.550%	3/15/2037	1,311	1,380
	Eli Lilly & Co.	3.700%	3/1/2045	3,558	2,797
	Eli Lilly & Co.	3.950%	5/15/2047	3,243	2,599
	Eli Lilly & Co.	3.950%	3/15/2049	5,021	3,983
	Eli Lilly & Co.	2.250%	5/15/2050	10,020	5,694
	Eli Lilly & Co.	4.875%	2/27/2053	129	117
	Eli Lilly & Co.	5.000%	2/9/2054	680	625
	Eli Lilly & Co.	5.050%	8/14/2054	8,145	7,535
	Eli Lilly & Co.	5.550%	10/15/2055	7,263	7,253
	Eli Lilly & Co.	5.600%	5/20/2056	6,900	6,920
	Eli Lilly & Co.	4.150%	3/15/2059	55	43
	Eli Lilly & Co.	2.500%	9/15/2060	997	538
	Eli Lilly & Co.	4.950%	2/27/2063	1,505	1,339
	Eli Lilly & Co.	5.100%	2/9/2064	7,437	6,768
	Eli Lilly & Co.	5.200%	8/14/2064	343	317
	Eli Lilly & Co.	5.600%	2/12/2065	6,399	6,267
	Eli Lilly & Co.	5.650%	10/15/2065	6,761	6,729
	Eli Lilly & Co.	5.700%	5/20/2066	3,950	3,962
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	2,797	2,117
[3]	Fred Hutchinson Cancer Center	4.966%	1/1/2052	837	754
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	6,902	7,361
	Gilead Sciences Inc.	2.600%	10/1/2040	8,765	6,385
	Gilead Sciences Inc.	5.650%	12/1/2041	1,179	1,203
	Gilead Sciences Inc.	4.800%	4/1/2044	1,939	1,767
	Gilead Sciences Inc.	4.500%	2/1/2045	10,140	8,834
	Gilead Sciences Inc.	4.750%	3/1/2046	12,546	11,253
	Gilead Sciences Inc.	4.150%	3/1/2047	10,510	8,603
	Gilead Sciences Inc.	2.800%	10/1/2050	8,558	5,402
	Gilead Sciences Inc.	5.550%	10/15/2053	1,364	1,342
	Gilead Sciences Inc.	5.500%	11/15/2054	455	444
	Gilead Sciences Inc.	5.600%	11/15/2064	3,140	3,077
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	11,530	12,737
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	514	444
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	95	68
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	2,082	1,698
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	40	25
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,887	1,567
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	68	48
	HCA Inc.	5.125%	6/15/2039	6,433	6,096
	HCA Inc.	4.375%	3/15/2042	85	72
	HCA Inc.	5.500%	6/15/2047	9,144	8,482
	HCA Inc.	5.250%	6/15/2049	1,575	1,404
	HCA Inc.	3.500%	7/15/2051	10,186	6,807
	HCA Inc.	4.625%	3/15/2052	11,156	8,964
	HCA Inc.	5.900%	6/1/2053	6,614	6,367
	HCA Inc.	6.000%	4/1/2054	9,085	8,878
	HCA Inc.	5.950%	9/15/2054	5,334	5,182
	HCA Inc.	6.200%	3/1/2055	25	25
	HCA Inc.	5.700%	11/15/2055	6,636	6,235
	HCA Inc.	6.100%	4/1/2064	300	296
	Humana Inc.	4.625%	12/1/2042	42	35
	Humana Inc.	4.950%	10/1/2044	3,945	3,415
	Humana Inc.	4.800%	3/15/2047	200	165
	Humana Inc.	3.950%	8/15/2049	145	104
	Humana Inc.	5.500%	3/15/2053	257	230
	Humana Inc.	5.750%	4/15/2054	7,731	7,150
	Humana Inc.	6.000%	5/1/2055	3,080	2,953
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	2,570	2,033
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,395	874
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	360	265
[3]	Iowa Health System	3.665%	2/15/2050	305	228
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	2,230	1,752
	Johnson & Johnson	3.625%	3/3/2037	138	124
	Johnson & Johnson	5.850%	7/15/2038	2,727	2,963
	Johnson & Johnson	2.100%	9/1/2040	945	661
	Johnson & Johnson	4.500%	9/1/2040	5,396	5,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.850%	5/15/2041	1,000	978
	Johnson & Johnson	4.500%	12/5/2043	60	56
	Johnson & Johnson	3.700%	3/1/2046	11,963	9,560
	Johnson & Johnson	3.750%	3/3/2047	7,419	5,910
	Johnson & Johnson	3.500%	1/15/2048	7,518	5,702
	Johnson & Johnson	2.250%	9/1/2050	9,735	5,631
	Johnson & Johnson	2.450%	9/1/2060	2,398	1,304
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	5,833	4,281
	Kaiser Foundation Hospitals	4.875%	4/1/2042	110	103
	Kaiser Foundation Hospitals	4.150%	5/1/2047	6,866	5,614
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	2,997	2,070
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	459	297
	Koninklijke Philips NV	6.875%	3/11/2038	4,351	4,839
	Koninklijke Philips NV	5.000%	3/15/2042	274	250
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	2,277	2,020
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	50	38
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	3,200	2,175
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	263	208
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	2,790	1,802
[3]	Mayo Clinic	4.000%	11/15/2047	4,713	3,753
[3]	Mayo Clinic	3.196%	11/15/2061	190	119
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	1,205	992
[3]	MedStar Health Inc.	3.626%	8/15/2049	2,046	1,474
	Medtronic Inc.	4.625%	3/15/2045	8,034	7,167
	Memorial Health Services	3.447%	11/1/2049	2,007	1,423
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	140	134
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	5,880	3,825
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	292	234
	Merck & Co. Inc.	3.900%	3/7/2039	230	203
	Merck & Co. Inc.	2.350%	6/24/2040	8,710	6,198
	Merck & Co. Inc.	3.600%	9/15/2042	715	570
	Merck & Co. Inc.	4.150%	5/18/2043	145	123
	Merck & Co. Inc.	4.900%	5/17/2044	6,514	6,029
	Merck & Co. Inc.	3.700%	2/10/2045	11,323	8,870
	Merck & Co. Inc.	5.500%	3/15/2046	6,321	6,239
	Merck & Co. Inc.	5.750%	5/22/2046	1,975	2,011
	Merck & Co. Inc.	2.450%	6/24/2050	3,231	1,886
	Merck & Co. Inc.	2.750%	12/10/2051	13,197	8,070
	Merck & Co. Inc.	5.000%	5/17/2053	8,017	7,266
	Merck & Co. Inc.	5.700%	9/15/2055	6,265	6,286
	Merck & Co. Inc.	5.550%	12/4/2055	9,084	8,928
	Merck & Co. Inc.	5.850%	5/22/2056	3,950	4,052
	Merck & Co. Inc.	2.900%	12/10/2061	845	489
	Merck & Co. Inc.	5.150%	5/17/2063	180	163
	Merck & Co. Inc.	5.700%	12/4/2065	6,622	6,533
	Merck Sharp & Dohme Corp.	5.750%	11/15/2036	3,019	3,193
[3]	Methodist Hospital	2.705%	12/1/2050	2,065	1,259
	Montefiore Obligated Group	4.287%	9/1/2050	81	56
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	2,400	1,764
[3]	MyMichigan Health	3.409%	6/1/2050	1,255	874
	Nationwide Children's Hospital Inc.	4.556%	11/1/2052	607	517
	New York & Presbyterian Hospital	2.256%	8/1/2040	1,847	1,283
	New York & Presbyterian Hospital	4.024%	8/1/2045	2,579	2,105
	New York & Presbyterian Hospital	2.606%	8/1/2060	1,840	1,004
	Northwell Healthcare Inc.	3.979%	11/1/2046	2,455	1,925
	Northwell Healthcare Inc.	4.260%	11/1/2047	1,885	1,534
	Northwell Healthcare Inc.	3.809%	11/1/2049	25	18
[3]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	65	39
	Novant Health Inc.	3.168%	11/1/2051	2,733	1,791
	Novant Health Inc.	3.318%	11/1/2061	2,807	1,760
	Novartis Capital Corp.	4.400%	5/6/2044	6,883	6,051
	Novartis Capital Corp.	5.200%	11/5/2045	2,836	2,728
	Novartis Capital Corp.	4.000%	11/20/2045	7,843	6,480
	Novartis Capital Corp.	5.600%	3/18/2046	5,506	5,566
	Novartis Capital Corp.	2.750%	8/14/2050	420	266
	Novartis Capital Corp.	4.700%	9/18/2054	3,320	2,927
	Novartis Capital Corp.	5.700%	3/18/2056	10,352	10,509
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	35	21
[3]	NYU Langone Hospitals	5.750%	7/1/2043	2,208	2,227
	NYU Langone Hospitals	4.784%	7/1/2044	1,789	1,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OhioHealth Corp.	2.834%	11/15/2041	2,136	1,553
	Orlando Health Obligated Group	4.089%	10/1/2048	1,467	1,176
	Orlando Health Obligated Group	3.327%	10/1/2050	4,681	3,289
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	3,860	3,356
	Pfizer Inc.	4.000%	12/15/2036	6,339	5,837
	Pfizer Inc.	4.100%	9/15/2038	250	226
	Pfizer Inc.	3.900%	3/15/2039	6,461	5,633
	Pfizer Inc.	7.200%	3/15/2039	12,452	14,559
	Pfizer Inc.	2.550%	5/28/2040	8,354	6,078
	Pfizer Inc.	5.600%	9/15/2040	185	190
	Pfizer Inc.	4.400%	5/15/2044	850	740
	Pfizer Inc.	4.125%	12/15/2046	7,395	6,078
	Pfizer Inc.	4.200%	9/15/2048	295	241
	Pfizer Inc.	4.000%	3/15/2049	9,253	7,308
	Pfizer Inc.	5.600%	11/15/2055	1,065	1,054
	Pfizer Inc.	5.700%	11/15/2065	5,033	4,936
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	11,780	11,190
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	23,704	22,238
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	14,719	13,569
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,620	1,143
	Piedmont Healthcare Inc.	2.864%	1/1/2052	3,560	2,206
	Presbyterian Healthcare Services	4.875%	8/1/2052	1,050	914
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	125	93
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	3,910	2,289
	Queen's Health Systems	4.810%	7/1/2052	1,490	1,306
	Quest Diagnostics Inc.	4.700%	3/30/2045	1,848	1,641
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	1,120	746
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	3,701	2,250
	Revvity Inc.	3.625%	3/15/2051	370	261
	Royalty Pharma plc	3.300%	9/2/2040	7,736	5,993
	Royalty Pharma plc	3.550%	9/2/2050	69	48
	Royalty Pharma plc	5.900%	9/2/2054	2,568	2,537
[3]	Seattle Children's Hospital	2.719%	10/1/2050	1,509	925
[3]	Sentara Health	2.927%	11/1/2051	1,247	790
[3]	Sharp HealthCare	2.680%	8/1/2050	1,213	735
	Solventum Corp.	5.900%	4/30/2054	4,771	4,721
[3]	Stanford Health Care	3.795%	11/15/2048	930	715
	Stanford Health Care	3.027%	8/15/2051	1,751	1,136
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	2,072	1,489
	Stryker Corp.	4.100%	4/1/2043	1,090	903
	Stryker Corp.	4.375%	5/15/2044	462	391
	Stryker Corp.	4.625%	3/15/2046	3,486	3,050
	Stryker Corp.	2.900%	6/15/2050	5,458	3,498
	Summa Health	3.511%	11/15/2051	1,232	904
[3]	Sutter Health	3.161%	8/15/2040	2,375	1,839
[3]	Sutter Health	4.091%	8/15/2048	530	423
[3]	Sutter Health	3.361%	8/15/2050	2,030	1,413
	Sutter Health	5.547%	8/15/2053	538	527
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	7,325	5,543
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	3,827	3,790
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	9,549	6,325
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	115	112
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	735	716
	Takeda US Financing Inc.	5.900%	7/7/2055	4,177	4,195
	Texas Health Resources	2.328%	11/15/2050	1,347	761
[3]	Texas Health Resources	4.330%	11/15/2055	1,276	1,043
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	1,963	1,934
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	9,408	6,861
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	275	272
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	4,875	4,831
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	4,786	3,940
	Toledo Hospital	6.015%	11/15/2048	2,409	2,288
[3]	Trinity Health Corp.	2.632%	12/1/2040	3,948	2,834
	Trinity Health Corp.	4.125%	12/1/2045	2,335	1,908
[3]	Trinity Health Corp.	3.434%	12/1/2048	145	106
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	1,781	1,639
	UnitedHealth Group Inc.	6.500%	6/15/2037	28	31
	UnitedHealth Group Inc.	6.625%	11/15/2037	2,611	2,905
	UnitedHealth Group Inc.	6.875%	2/15/2038	5,898	6,708
	UnitedHealth Group Inc.	3.500%	8/15/2039	6,839	5,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.750%	5/15/2040	415	307
	UnitedHealth Group Inc.	5.700%	10/15/2040	2,557	2,606
	UnitedHealth Group Inc.	5.950%	2/15/2041	4,242	4,401
	UnitedHealth Group Inc.	3.050%	5/15/2041	1,668	1,256
	UnitedHealth Group Inc.	4.625%	11/15/2041	145	130
	UnitedHealth Group Inc.	4.375%	3/15/2042	279	243
	UnitedHealth Group Inc.	3.950%	10/15/2042	5,187	4,252
	UnitedHealth Group Inc.	4.250%	3/15/2043	6,610	5,596
	UnitedHealth Group Inc.	5.500%	7/15/2044	9,343	9,133
	UnitedHealth Group Inc.	4.750%	7/15/2045	11,595	10,287
	UnitedHealth Group Inc.	4.200%	1/15/2047	285	230
	UnitedHealth Group Inc.	4.250%	4/15/2047	6,164	5,011
	UnitedHealth Group Inc.	3.750%	10/15/2047	6,705	5,048
	UnitedHealth Group Inc.	4.250%	6/15/2048	9,009	7,276
	UnitedHealth Group Inc.	4.450%	12/15/2048	181	150
	UnitedHealth Group Inc.	2.900%	5/15/2050	3,090	1,973
	UnitedHealth Group Inc.	3.250%	5/15/2051	12,962	8,699
	UnitedHealth Group Inc.	5.875%	2/15/2053	9,408	9,446
	UnitedHealth Group Inc.	5.050%	4/15/2053	10,201	9,109
	UnitedHealth Group Inc.	5.375%	4/15/2054	10,093	9,458
	UnitedHealth Group Inc.	5.625%	7/15/2054	13,648	13,235
	UnitedHealth Group Inc.	5.950%	6/15/2055	5,125	5,239
	UnitedHealth Group Inc.	3.875%	8/15/2059	1,357	967
	UnitedHealth Group Inc.	3.125%	5/15/2060	508	308
	UnitedHealth Group Inc.	4.950%	5/15/2062	1,150	981
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,701	1,725
	UnitedHealth Group Inc.	5.200%	4/15/2063	10,812	9,617
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,798	1,683
	UnitedHealth Group Inc.	5.750%	7/15/2064	9,231	8,962
	UPMC	5.377%	5/15/2043	2,245	2,135
	Viatris Inc.	3.850%	6/22/2040	7,871	6,143
	Viatris Inc.	4.000%	6/22/2050	13,066	8,920
[3]	WakeMed	3.286%	10/1/2052	1,997	1,324
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	75	47
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,381	2,048
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	885	554
	Wyeth LLC	5.950%	4/1/2037	7,072	7,520
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	4,012	2,357
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	2,285	2,314
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	280	242
	Zoetis Inc.	4.700%	2/1/2043	8,276	7,381
	Zoetis Inc.	3.950%	9/12/2047	3,227	2,515
	Zoetis Inc.	4.450%	8/20/2048	725	604
	Zoetis Inc.	3.000%	5/15/2050	3,583	2,310
					1,490,576
Industrials (8.3%)
[3]	3M Co.	5.700%	3/15/2037	4,544	4,735
[3]	3M Co.	4.000%	9/14/2048	4,846	3,812
	3M Co.	3.250%	8/26/2049	7,321	5,031
	3M Co.	3.700%	4/15/2050	173	128
	ABB Finance USA Inc.	4.375%	5/8/2042	1,261	1,112
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	2,149	2,081
[3]	American Airlines Pass-Through Trust Class A Series 2026-1	5.250%	11/10/2038	1,750	1,741
	Amphenol Corp.	5.375%	11/15/2054	4,194	4,057
	Amphenol Corp.	5.300%	11/15/2055	2,901	2,747
	Boeing Co.	5.705%	5/1/2040	14,998	15,285
	Boeing Co.	3.650%	3/1/2047	219	158
	Boeing Co.	5.805%	5/1/2050	24,625	24,404
	Boeing Co.	6.858%	5/1/2054	12,771	14,425
	Boeing Co.	5.930%	5/1/2060	16,949	16,778
	Boeing Co.	7.008%	5/1/2064	8,841	10,082
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,212	1,325
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	3,297	3,604
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	585	611
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	5,405	5,275
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,145	3,969
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	210	186
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	5,466	4,804
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	5,172	4,569

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	5,954	5,700
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	236	219
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	48	42
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	7,880	6,526
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	515	459
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	7,290	5,744
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	4,300	3,493
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	4,015	3,194
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	125	101
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	249	180
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	90	59
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	40	27
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	565	351
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	2,300	1,906
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	8,407	7,793
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	5,007	4,856
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	6,350	6,191
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,626	1,642
Canadian National Railway Co.	3.200%	8/2/2046	3,896	2,766
Canadian National Railway Co.	3.650%	2/3/2048	6,279	4,725
Canadian National Railway Co.	4.450%	1/20/2049	200	170
Canadian National Railway Co.	2.450%	5/1/2050	8,086	4,750
Canadian National Railway Co.	4.400%	8/5/2052	5,392	4,512
Canadian Pacific Railway Co.	5.950%	5/15/2037	3,175	3,369
Canadian Pacific Railway Co.	3.000%	12/2/2041	3,784	2,797
Canadian Pacific Railway Co.	4.300%	5/15/2043	3,445	2,963
Canadian Pacific Railway Co.	4.800%	8/1/2045	2,370	2,131
Canadian Pacific Railway Co.	4.950%	8/15/2045	850	778
Canadian Pacific Railway Co.	4.700%	5/1/2048	430	376
Canadian Pacific Railway Co.	3.500%	5/1/2050	6,309	4,490
Canadian Pacific Railway Co.	3.100%	12/2/2051	12,216	7,974
Canadian Pacific Railway Co.	5.500%	3/15/2056	2,480	2,398
Canadian Pacific Railway Co.	4.200%	11/15/2069	1,262	940
Canadian Pacific Railway Co.	6.125%	9/15/2115	630	651
Carrier Global Corp.	3.377%	4/5/2040	8,360	6,694
Carrier Global Corp.	3.577%	4/5/2050	55	40
Carrier Global Corp.	6.200%	3/15/2054	5,144	5,483
Caterpillar Inc.	5.200%	5/27/2041	95	95
Caterpillar Inc.	3.803%	8/15/2042	7,124	5,924
Caterpillar Inc.	4.300%	5/15/2044	886	767
Caterpillar Inc.	3.250%	9/19/2049	8,032	5,651
Caterpillar Inc.	3.250%	4/9/2050	90	63
Caterpillar Inc.	5.500%	5/15/2055	1,000	1,015
CSX Corp.	6.150%	5/1/2037	5,850	6,320
CSX Corp.	6.220%	4/30/2040	194	210
CSX Corp.	5.500%	4/15/2041	275	277
CSX Corp.	4.750%	5/30/2042	75	69
CSX Corp.	4.400%	3/1/2043	2,438	2,135
CSX Corp.	4.100%	3/15/2044	6,387	5,304
CSX Corp.	3.800%	11/1/2046	7,548	5,844
CSX Corp.	4.300%	3/1/2048	250	206
CSX Corp.	4.500%	3/15/2049	4,074	3,424
CSX Corp.	3.350%	9/15/2049	26	18
CSX Corp.	3.950%	5/1/2050	6,898	5,327
CSX Corp.	2.500%	5/15/2051	2,380	1,393
CSX Corp.	4.500%	11/15/2052	7,128	6,009
CSX Corp.	4.500%	8/1/2054	80	67
CSX Corp.	4.900%	3/15/2055	420	374
CSX Corp.	4.250%	11/1/2066	2,205	1,679
CSX Corp.	4.650%	3/1/2068	2,594	2,130
Cummins Inc.	4.875%	10/1/2043	1,100	1,037
Cummins Inc.	5.450%	2/20/2054	5,291	5,174
Deere & Co.	3.900%	6/9/2042	8,806	7,468
Deere & Co.	2.875%	9/7/2049	1,265	832
Deere & Co.	3.750%	4/15/2050	6,720	5,157
Deere & Co.	5.700%	1/19/2055	80	82
Dover Corp.	5.375%	3/1/2041	2,580	2,570
Eaton Corp.	4.150%	11/2/2042	78	67
Eaton Corp.	5.450%	3/6/2056	7,280	7,160
Embraer Netherlands Finance BV	5.400%	1/9/2038	5,132	4,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Emerson Electric Co.	2.750%	10/15/2050	476	298
	Emerson Electric Co.	2.800%	12/21/2051	4,900	3,052
[3]	FedEx Corp.	3.250%	5/15/2041	255	193
[3]	FedEx Corp.	3.875%	8/1/2042	1,340	1,069
[3]	FedEx Corp.	4.100%	4/15/2043	40	33
[3]	FedEx Corp.	5.100%	1/15/2044	1,232	1,131
[3]	FedEx Corp.	4.100%	2/1/2045	25	20
[3]	FedEx Corp.	4.750%	11/15/2045	2,581	2,251
[3]	FedEx Corp.	4.550%	4/1/2046	8,117	6,834
[3]	FedEx Corp.	4.400%	1/15/2047	2,568	2,102
[3]	FedEx Corp.	4.050%	2/15/2048	120	93
[3]	FedEx Corp.	4.950%	10/17/2048	2,855	2,516
[3]	FedEx Corp.	5.250%	5/15/2050	7,625	7,043
[4]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	1,687	1,647
	Fortive Corp.	4.300%	6/15/2046	3,363	2,743
	GE Vernova Inc.	5.500%	2/4/2056	5,879	5,696
	General Dynamics Corp.	4.250%	4/1/2040	6,878	6,179
	General Dynamics Corp.	2.850%	6/1/2041	1,660	1,234
	General Dynamics Corp.	4.250%	4/1/2050	1,795	1,515
[3]	General Electric Co.	5.875%	1/14/2038	6,615	7,056
[3]	General Electric Co.	6.875%	1/10/2039	75	87
	General Electric Co.	4.500%	3/11/2044	310	275
	General Electric Co.	4.350%	5/1/2050	2,735	2,308
[4]	Honeywell Aerospace Inc.	5.622%	3/16/2046	7,455	7,433
[4]	Honeywell Aerospace Inc.	5.732%	3/16/2056	9,526	9,529
[4]	Honeywell Aerospace Inc.	5.852%	3/16/2066	351	353
	Honeywell International Inc.	3.812%	11/21/2047	870	668
	Howmet Aerospace Inc.	5.950%	2/1/2037	4,435	4,714
	Illinois Tool Works Inc.	4.875%	9/15/2041	3,271	3,108
	Illinois Tool Works Inc.	3.900%	9/1/2042	3,006	2,518
	Ingersoll Rand Inc.	5.700%	6/15/2054	4,810	4,754
[3]	Johnson Controls International plc	4.625%	7/2/2044	2,631	2,312
	Johnson Controls International plc	4.500%	2/15/2047	1,910	1,623
[3]	Johnson Controls International plc	4.950%	7/2/2064	700	605
	L3Harris Technologies Inc.	6.150%	12/15/2040	2,434	2,570
	L3Harris Technologies Inc.	5.054%	4/27/2045	5,815	5,432
	L3Harris Technologies Inc.	5.600%	7/31/2053	3,560	3,491
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	2,209	2,406
	Lockheed Martin Corp.	5.720%	6/1/2040	1,783	1,879
	Lockheed Martin Corp.	4.070%	12/15/2042	4,261	3,613
	Lockheed Martin Corp.	3.800%	3/1/2045	6,440	5,114
	Lockheed Martin Corp.	4.700%	5/15/2046	7,933	7,052
	Lockheed Martin Corp.	4.090%	9/15/2052	10,206	8,013
	Lockheed Martin Corp.	4.150%	6/15/2053	1,279	1,012
	Lockheed Martin Corp.	5.700%	11/15/2054	385	386
	Lockheed Martin Corp.	5.200%	2/15/2055	320	299
	Lockheed Martin Corp.	4.300%	6/15/2062	825	645
	Lockheed Martin Corp.	5.900%	11/15/2063	2,066	2,122
	Lockheed Martin Corp.	5.200%	2/15/2064	3,772	3,469
	Norfolk Southern Corp.	4.837%	10/1/2041	230	214
	Norfolk Southern Corp.	3.950%	10/1/2042	3,422	2,810
	Norfolk Southern Corp.	4.450%	6/15/2045	980	842
	Norfolk Southern Corp.	3.942%	11/1/2047	5,773	4,491
	Norfolk Southern Corp.	4.100%	5/15/2049	1,160	909
	Norfolk Southern Corp.	3.400%	11/1/2049	898	625
	Norfolk Southern Corp.	3.050%	5/15/2050	8,612	5,598
	Norfolk Southern Corp.	3.700%	3/15/2053	45	32
	Norfolk Southern Corp.	4.550%	6/1/2053	6,828	5,686
	Norfolk Southern Corp.	5.350%	8/1/2054	7,298	6,861
	Norfolk Southern Corp.	3.155%	5/15/2055	155	99
	Norfolk Southern Corp.	5.950%	3/15/2064	828	839
	Northrop Grumman Corp.	5.150%	5/1/2040	240	235
	Northrop Grumman Corp.	4.750%	6/1/2043	3,575	3,251
	Northrop Grumman Corp.	3.850%	4/15/2045	536	423
	Northrop Grumman Corp.	4.030%	10/15/2047	12,273	9,762
	Northrop Grumman Corp.	5.250%	5/1/2050	569	533
	Northrop Grumman Corp.	4.950%	3/15/2053	5,836	5,210
	Northrop Grumman Corp.	5.200%	6/1/2054	3,708	3,443
	Otis Worldwide Corp.	3.112%	2/15/2040	7,198	5,536
	Otis Worldwide Corp.	3.362%	2/15/2050	3,491	2,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	2,938	3,217
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	85	74
	Parker-Hannifin Corp.	4.100%	3/1/2047	4,051	3,301
	Parker-Hannifin Corp.	4.000%	6/14/2049	4,401	3,498
	Precision Castparts Corp.	3.900%	1/15/2043	85	70
	Precision Castparts Corp.	4.375%	6/15/2045	1,867	1,599
	Republic Services Inc.	6.200%	3/1/2040	1,765	1,921
	Republic Services Inc.	5.700%	5/15/2041	2,900	2,996
	Republic Services Inc.	3.050%	3/1/2050	219	146
	Rockwell Automation Inc.	4.200%	3/1/2049	2,176	1,771
	Rockwell Automation Inc.	2.800%	8/15/2061	2,507	1,421
	RTX Corp.	6.125%	7/15/2038	4,203	4,521
	RTX Corp.	4.450%	11/16/2038	3,415	3,163
	RTX Corp.	5.700%	4/15/2040	5,177	5,310
	RTX Corp.	4.875%	10/15/2040	4,264	4,048
	RTX Corp.	4.700%	12/15/2041	970	893
	RTX Corp.	4.500%	6/1/2042	16,204	14,470
	RTX Corp.	4.800%	12/15/2043	310	280
	RTX Corp.	4.150%	5/15/2045	7,082	5,829
	RTX Corp.	3.750%	11/1/2046	8,700	6,654
	RTX Corp.	4.350%	4/15/2047	6,218	5,182
	RTX Corp.	4.050%	5/4/2047	1,956	1,558
	RTX Corp.	4.625%	11/16/2048	1,063	916
	RTX Corp.	3.125%	7/1/2050	3,086	2,050
	RTX Corp.	2.820%	9/1/2051	3,138	1,943
	RTX Corp.	3.030%	3/15/2052	6,708	4,316
	RTX Corp.	5.375%	2/27/2053	6,357	6,034
	RTX Corp.	6.400%	3/15/2054	6,242	6,820
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	195	166
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	4,674	4,817
	Tyco Electronics Group SA	7.125%	10/1/2037	2,996	3,443
	Union Pacific Corp.	2.891%	4/6/2036	5,920	4,987
	Union Pacific Corp.	3.600%	9/15/2037	3,592	3,157
[3]	Union Pacific Corp.	3.550%	8/15/2039	3,560	3,003
	Union Pacific Corp.	3.200%	5/20/2041	7,455	5,793
	Union Pacific Corp.	3.375%	2/14/2042	50	39
	Union Pacific Corp.	4.050%	11/15/2045	3,149	2,545
	Union Pacific Corp.	3.350%	8/15/2046	1,411	1,014
	Union Pacific Corp.	4.500%	9/10/2048	220	186
	Union Pacific Corp.	3.250%	2/5/2050	11,584	7,964
	Union Pacific Corp.	3.799%	10/1/2051	4,878	3,659
	Union Pacific Corp.	2.950%	3/10/2052	125	79
	Union Pacific Corp.	4.950%	9/9/2052	850	774
	Union Pacific Corp.	3.500%	2/14/2053	9,141	6,432
	Union Pacific Corp.	5.600%	12/1/2054	195	193
	Union Pacific Corp.	3.950%	8/15/2059	96	71
	Union Pacific Corp.	3.839%	3/20/2060	11,666	8,410
	Union Pacific Corp.	3.550%	5/20/2061	80	54
	Union Pacific Corp.	2.973%	9/16/2062	1,182	691
	Union Pacific Corp.	5.150%	1/20/2063	230	211
	Union Pacific Corp.	4.100%	9/15/2067	6,693	4,928
	Union Pacific Corp.	3.750%	2/5/2070	4,771	3,233
	Union Pacific Corp.	3.799%	4/6/2071	5,601	3,853
	Union Pacific Corp.	3.850%	2/14/2072	130	90
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	1,029	1,032
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	4,783	4,898
	United Parcel Service Inc.	6.200%	1/15/2038	8,442	9,167
	United Parcel Service Inc.	5.200%	4/1/2040	200	198
	United Parcel Service Inc.	4.875%	11/15/2040	365	346
	United Parcel Service Inc.	3.625%	10/1/2042	40	32
	United Parcel Service Inc.	3.400%	11/15/2046	1,031	740
	United Parcel Service Inc.	3.750%	11/15/2047	385	292
	United Parcel Service Inc.	4.250%	3/15/2049	233	188
	United Parcel Service Inc.	3.400%	9/1/2049	130	91
	United Parcel Service Inc.	5.300%	4/1/2050	8,316	7,863
	United Parcel Service Inc.	5.050%	3/3/2053	25	23
	United Parcel Service Inc.	5.500%	5/22/2054	7,124	6,862
	United Parcel Service Inc.	5.950%	5/14/2055	7,566	7,741
	United Parcel Service Inc.	5.600%	5/22/2064	180	172
	United Parcel Service Inc.	6.050%	5/14/2065	7,111	7,266

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valmont Industries Inc.	5.000%	10/1/2044	1,807	1,640
Valmont Industries Inc.	5.250%	10/1/2054	95	88
Vertiv Holdings Co.	5.800%	3/15/2056	4,387	4,326
Vertiv Holdings Co.	5.950%	3/15/2066	3,000	2,957
Waste Connections Inc.	4.800%	7/15/2036	1,076	1,052
Waste Connections Inc.	3.050%	4/1/2050	3,439	2,270
Waste Connections Inc.	2.950%	1/15/2052	2,816	1,793
Waste Management Inc.	4.150%	7/15/2049	1,234	1,000
Waste Management Inc.	2.500%	11/15/2050	333	199
Waste Management Inc.	5.350%	10/15/2054	8,308	7,972
WW Grainger Inc.	4.600%	6/15/2045	2,983	2,664
WW Grainger Inc.	3.750%	5/15/2046	1,120	875
WW Grainger Inc.	4.200%	5/15/2047	2,449	2,021
Xylem Inc.	4.375%	11/1/2046	1,630	1,362
				767,417
Materials (3.1%)
Air Products and Chemicals Inc.	2.700%	5/15/2040	3,465	2,562
Air Products and Chemicals Inc.	2.800%	5/15/2050	4,620	2,887
Amrize Finance US LLC	4.750%	9/22/2046	317	275
ArcelorMittal SA	7.000%	10/15/2039	5,205	5,797
ArcelorMittal SA	6.750%	3/1/2041	169	184
ArcelorMittal SA	6.350%	6/17/2054	3,220	3,368
Barrick Mining Corp.	5.250%	4/1/2042	480	471
Barrick North America Finance LLC	5.750%	5/1/2043	3,496	3,540
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	547	572
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	4,866	4,190
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5,319	5,011
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	3,328	3,379
Carlisle Cos. Inc.	5.550%	9/15/2040	4,800	4,774
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	905	795
CF Industries Inc.	4.950%	6/1/2043	25	23
CF Industries Inc.	5.375%	3/15/2044	4,143	3,917
CRH America Finance Inc.	5.875%	1/9/2055	262	264
CRH America Finance Inc.	5.600%	2/9/2056	4,480	4,368
Dow Chemical Co.	9.400%	5/15/2039	100	130
Dow Chemical Co.	5.250%	11/15/2041	6,791	6,146
Dow Chemical Co.	4.375%	11/15/2042	8,345	6,759
Dow Chemical Co.	4.625%	10/1/2044	100	82
Dow Chemical Co.	5.550%	11/30/2048	6,326	5,629
Dow Chemical Co.	4.800%	5/15/2049	165	132
Dow Chemical Co.	6.900%	5/15/2053	325	341
Dow Chemical Co.	5.600%	2/15/2054	200	178
Dow Chemical Co.	5.950%	3/15/2055	5,065	4,717
DuPont de Nemours Inc.	5.319%	11/15/2038	4,542	4,481
Eastman Chemical Co.	4.800%	9/1/2042	810	718
Eastman Chemical Co.	4.650%	10/15/2044	7,216	6,154
Ecolab Inc.	5.500%	12/8/2041	4,890	4,930
Ecolab Inc.	3.950%	12/1/2047	940	746
Ecolab Inc.	2.125%	8/15/2050	4,280	2,317
Ecolab Inc.	2.700%	12/15/2051	8,964	5,460
Ecolab Inc.	2.750%	8/18/2055	415	247
Freeport-McMoRan Inc.	5.450%	3/15/2043	5,166	5,012
International Flavors & Fragrances Inc.	4.375%	6/1/2047	329	265
International Flavors & Fragrances Inc.	5.000%	9/26/2048	2,467	2,176
International Paper Co.	7.300%	11/15/2039	2,282	2,597
International Paper Co.	6.000%	11/15/2041	200	203
International Paper Co.	4.800%	6/15/2044	5,586	4,829
International Paper Co.	5.150%	5/15/2046	75	68
International Paper Co.	4.400%	8/15/2047	5,096	4,106
International Paper Co.	4.350%	8/15/2048	175	139
Linde Inc.	3.550%	11/7/2042	4,838	3,863
Linde Inc.	2.000%	8/10/2050	1,754	940
LYB International Finance BV	5.250%	7/15/2043	100	88
LYB International Finance BV	4.875%	3/15/2044	7,599	6,425
LYB International Finance III LLC	4.200%	10/15/2049	3,925	2,878
LYB International Finance III LLC	4.200%	5/1/2050	6,986	5,105
LYB International Finance III LLC	3.625%	4/1/2051	7,017	4,637
LYB International Finance III LLC	3.800%	10/1/2060	50	32
LyondellBasell Industries NV	4.625%	2/26/2055	134	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Martin Marietta Materials Inc.	4.250%	12/15/2047	1,020	828
	Martin Marietta Materials Inc.	5.500%	12/1/2054	6,356	6,098
	Mosaic Co.	4.875%	11/15/2041	1,910	1,703
	Mosaic Co.	5.625%	11/15/2043	5,834	5,528
	Newmont Corp.	4.875%	3/15/2042	5,952	5,600
	Newmont Corp.	5.450%	6/9/2044	1,534	1,491
	Newmont Corp.	4.200%	5/13/2050	4,657	3,732
	Nucor Corp.	6.400%	12/1/2037	3,163	3,513
	Nucor Corp.	5.200%	8/1/2043	3,435	3,317
	Nucor Corp.	4.400%	5/1/2048	300	253
	Nucor Corp.	3.850%	4/1/2052	3,192	2,424
	Nutrien Ltd.	5.875%	12/1/2036	3,966	4,117
	Nutrien Ltd.	5.625%	12/1/2040	274	272
	Nutrien Ltd.	4.900%	6/1/2043	4,223	3,800
	Nutrien Ltd.	5.250%	1/15/2045	56	52
	Nutrien Ltd.	5.000%	4/1/2049	25	22
	Nutrien Ltd.	3.950%	5/13/2050	92	69
	Nutrien Ltd.	5.800%	3/27/2053	2,644	2,620
	Packaging Corp. of America	4.050%	12/15/2049	1,098	846
	Packaging Corp. of America	3.050%	10/1/2051	3,561	2,286
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	5,615	5,525
	Rio Tinto Finance USA plc	4.750%	3/22/2042	150	138
	Rio Tinto Finance USA plc	4.125%	8/21/2042	50	43
	Rio Tinto Finance USA plc	5.125%	3/9/2053	62	57
	Rio Tinto Finance USA plc	5.750%	3/14/2055	10,179	10,284
	Rio Tinto Finance USA plc	5.875%	3/14/2065	5,463	5,587
	RPM International Inc.	5.250%	6/1/2045	1,635	1,520
	RPM International Inc.	4.250%	1/15/2048	1,520	1,219
	Sherwin-Williams Co.	4.000%	12/15/2042	2,237	1,806
	Sherwin-Williams Co.	4.550%	8/1/2045	70	60
	Sherwin-Williams Co.	4.500%	6/1/2047	8,673	7,287
	Sherwin-Williams Co.	3.800%	8/15/2049	25	19
	Sherwin-Williams Co.	3.300%	5/15/2050	4,073	2,738
	Sherwin-Williams Co.	2.900%	3/15/2052	3,105	1,908
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	7,153	7,091
	Sonoco Products Co.	5.750%	11/1/2040	3,700	3,717
	Southern Copper Corp.	6.750%	4/16/2040	4,182	4,626
	Southern Copper Corp.	5.250%	11/8/2042	4,393	4,178
	Southern Copper Corp.	5.875%	4/23/2045	6,026	6,067
	Steel Dynamics Inc.	3.250%	10/15/2050	2,205	1,467
	Steel Dynamics Inc.	5.750%	5/15/2055	4,808	4,756
	Vale Overseas Ltd.	6.875%	11/21/2036	2,629	2,942
	Vale Overseas Ltd.	6.875%	11/10/2039	1,520	1,696
	Vale Overseas Ltd.	6.400%	6/28/2054	8,401	8,604
	Vale SA	5.625%	9/11/2042	1,817	1,798
	Vulcan Materials Co.	4.500%	6/15/2047	220	187
	Vulcan Materials Co.	4.700%	3/1/2048	1,906	1,659
	Vulcan Materials Co.	5.700%	12/1/2054	4,583	4,522
	Westlake Corp.	2.875%	8/15/2041	390	268
	Westlake Corp.	5.000%	8/15/2046	5,325	4,586
	Westlake Corp.	4.375%	11/15/2047	1,490	1,161
	Westlake Corp.	3.125%	8/15/2051	2,860	1,758
	Westlake Corp.	6.375%	11/15/2055	2,178	2,176
	Westlake Corp.	3.375%	8/15/2061	25	15
					289,047
Real Estate (1.1%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,586	1,346
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	25	19
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	2,358	1,619
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	5,194	4,884
	American Homes 4 Rent LP	3.375%	7/15/2051	1,815	1,209
	American Homes 4 Rent LP	4.300%	4/15/2052	1,087	845
	American Tower Corp.	3.700%	10/15/2049	826	604
	American Tower Corp.	3.100%	6/15/2050	1,584	1,032
	American Tower Corp.	2.950%	1/15/2051	9,587	6,023
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	900	705
[3]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,368	1,104
[3]	AvalonBay Communities Inc.	4.350%	4/15/2048	2,015	1,669
	Camden Property Trust	3.350%	11/1/2049	3,328	2,304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle Inc.	2.900%	4/1/2041	121	88
Crown Castle Inc.	4.750%	5/15/2047	385	325
Crown Castle Inc.	5.200%	2/15/2049	25	22
Crown Castle Inc.	4.150%	7/1/2050	3,181	2,461
Crown Castle Inc.	3.250%	1/15/2051	8,378	5,510
Equinix Inc.	3.000%	7/15/2050	138	88
Equinix Inc.	2.950%	9/15/2051	1,275	801
Equinix Inc.	3.400%	2/15/2052	2,333	1,582
ERP Operating LP	4.500%	7/1/2044	455	399
ERP Operating LP	4.500%	6/1/2045	2,759	2,373
ERP Operating LP	4.000%	8/1/2047	1,312	1,045
Essex Portfolio LP	4.500%	3/15/2048	2,612	2,143
Essex Portfolio LP	2.650%	9/1/2050	480	281
Federal Realty OP LP	4.500%	12/1/2044	1,540	1,324
GLP Capital LP	5.750%	11/1/2037	100	99
Healthpeak OP LLC	6.750%	2/1/2041	2,126	2,318
Kimco Realty OP LLC	4.250%	4/1/2045	1,544	1,289
Kimco Realty OP LLC	4.125%	12/1/2046	605	489
Kimco Realty OP LLC	4.450%	9/1/2047	2,680	2,242
Mid-America Apartments LP	2.875%	9/15/2051	635	399
NNN REIT Inc.	4.800%	10/15/2048	1,276	1,108
NNN REIT Inc.	3.100%	4/15/2050	982	631
NNN REIT Inc.	3.500%	4/15/2051	1,926	1,346
NNN REIT Inc.	3.000%	4/15/2052	922	575
Prologis LP	4.900%	6/15/2036	1,192	1,168
Prologis LP	4.375%	9/15/2048	2,572	2,125
Prologis LP	3.050%	3/1/2050	180	120
Prologis LP	3.000%	4/15/2050	25	16
Prologis LP	2.125%	10/15/2050	35	19
Prologis LP	5.250%	6/15/2053	3,527	3,335
Prologis LP	5.250%	3/15/2054	2,797	2,638
Public Storage Operating Co.	5.350%	8/1/2053	3,310	3,164
Realty Income Corp.	4.650%	3/15/2047	2,442	2,122
Realty Income Corp.	5.375%	9/1/2054	4,040	3,894
Regency Centers LP	4.650%	3/15/2049	2,363	2,026
Simon Property Group LP	6.750%	2/1/2040	3,490	3,933
Simon Property Group LP	4.750%	3/15/2042	323	293
Simon Property Group LP	4.250%	10/1/2044	1,055	878
Simon Property Group LP	4.250%	11/30/2046	1,525	1,254
Simon Property Group LP	3.250%	9/13/2049	7,915	5,437
Simon Property Group LP	3.800%	7/15/2050	320	239
Simon Property Group LP	5.850%	3/8/2053	4,913	4,964
Simon Property Group LP	6.650%	1/15/2054	3,839	4,296
Ventas Realty LP	5.700%	9/30/2043	3,879	3,849
VICI Properties LP	5.625%	5/15/2052	3,463	3,180
Welltower OP LLC	6.500%	3/15/2041	376	416
Welltower OP LLC	4.950%	9/1/2048	1,572	1,442
Weyerhaeuser Co.	4.000%	3/9/2052	1,190	891
				104,000
Technology (9.0%)
Advanced Micro Devices Inc.	4.393%	6/1/2052	1,834	1,534
Analog Devices Inc.	2.800%	10/1/2041	97	71
Analog Devices Inc.	5.300%	12/15/2045	186	180
Analog Devices Inc.	2.950%	10/1/2051	8,874	5,741
Analog Devices Inc.	5.300%	4/1/2054	3,735	3,580
Apple Inc.	2.375%	2/8/2041	2,131	1,515
Apple Inc.	3.850%	5/4/2043	13,906	11,591
Apple Inc.	4.450%	5/6/2044	1,613	1,438
Apple Inc.	3.450%	2/9/2045	11,022	8,481
Apple Inc.	4.375%	5/13/2045	10,085	8,844
Apple Inc.	4.650%	2/23/2046	17,556	15,841
Apple Inc.	3.850%	8/4/2046	11,697	9,356
Apple Inc.	4.250%	2/9/2047	80	68
Apple Inc.	3.750%	9/12/2047	2,045	1,595
Apple Inc.	3.750%	11/13/2047	193	150
Apple Inc.	2.650%	5/11/2050	12,097	7,488
Apple Inc.	2.400%	8/20/2050	10,122	5,904
Apple Inc.	2.650%	2/8/2051	15,505	9,498
Apple Inc.	2.700%	8/5/2051	10,719	6,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.950%	8/8/2052	225	176
	Apple Inc.	4.850%	5/10/2053	2,410	2,236
	Apple Inc.	2.550%	8/20/2060	11,356	6,179
	Apple Inc.	2.800%	2/8/2061	55	32
	Apple Inc.	2.850%	8/5/2061	10,943	6,375
	Apple Inc.	4.100%	8/8/2062	104	80
	Applied Materials Inc.	5.850%	6/15/2041	3,375	3,552
	Applied Materials Inc.	4.350%	4/1/2047	6,280	5,355
	Applied Materials Inc.	2.750%	6/1/2050	4,735	3,014
[4]	Broadcom Inc.	3.187%	11/15/2036	4,462	3,734
[4]	Broadcom Inc.	4.926%	5/15/2037	7,416	7,202
	Broadcom Inc.	4.900%	2/15/2038	6,692	6,462
	Broadcom Inc.	3.500%	2/15/2041	15,870	12,701
	Broadcom Inc.	3.750%	2/15/2051	8,142	6,098
	Broadcom Inc.	5.700%	1/15/2056	3,527	3,517
	Cisco Systems Inc.	5.900%	2/15/2039	10,867	11,563
	Cisco Systems Inc.	5.500%	1/15/2040	1,384	1,416
	Cisco Systems Inc.	5.300%	2/26/2054	2,720	2,586
	Cisco Systems Inc.	5.500%	2/24/2055	475	465
	Cisco Systems Inc.	5.350%	2/26/2064	5,772	5,426
	Corning Inc.	4.700%	3/15/2037	2,654	2,551
	Corning Inc.	5.750%	8/15/2040	2,625	2,682
	Corning Inc.	4.750%	3/15/2042	1,795	1,636
	Corning Inc.	5.350%	11/15/2048	2,085	1,978
	Corning Inc.	3.900%	11/15/2049	110	84
	Corning Inc.	4.375%	11/15/2057	6,743	5,407
	Corning Inc.	5.850%	11/15/2068	2,152	2,106
	Corning Inc.	5.450%	11/15/2079	2,518	2,320
	Dell Inc.	6.500%	4/15/2038	75	81
	Dell International LLC	3.375%	12/15/2041	4,473	3,432
	Dell International LLC	8.350%	7/15/2046	4,755	6,031
	Dell International LLC	3.450%	12/15/2051	25	17
	Fidelity National Information Services Inc.	3.100%	3/1/2041	7,737	5,633
	Fidelity National Information Services Inc.	4.500%	8/15/2046	1,090	884
	Fiserv Inc.	4.400%	7/1/2049	7,655	5,871
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	1,956	2,002
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	7,108	6,551
	HP Inc.	6.000%	9/15/2041	3,818	3,916
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	5,333	4,985
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	4,150	3,751
	Intel Corp.	4.600%	3/25/2040	3,677	3,317
	Intel Corp.	2.800%	8/12/2041	7,951	5,586
	Intel Corp.	4.800%	10/1/2041	50	45
	Intel Corp.	5.625%	2/10/2043	6,844	6,652
	Intel Corp.	4.900%	7/29/2045	3,289	2,872
	Intel Corp.	4.100%	5/19/2046	8,151	6,343
	Intel Corp.	4.100%	5/11/2047	8,058	6,211
	Intel Corp.	3.734%	12/8/2047	26	19
	Intel Corp.	3.250%	11/15/2049	12,748	8,354
	Intel Corp.	4.750%	3/25/2050	12,467	10,351
	Intel Corp.	3.050%	8/12/2051	220	138
	Intel Corp.	4.900%	8/5/2052	10,647	9,001
	Intel Corp.	5.700%	2/10/2053	2,180	2,067
	Intel Corp.	5.600%	2/21/2054	7,948	7,479
	Intel Corp.	6.125%	5/15/2056	55	55
	Intel Corp.	3.100%	2/15/2060	7,851	4,521
	Intel Corp.	4.950%	3/25/2060	50	42
	Intel Corp.	3.200%	8/12/2061	2,703	1,583
	Intel Corp.	5.050%	8/5/2062	7,202	6,037
	Intel Corp.	5.900%	2/10/2063	5,235	5,039
	International Business Machines Corp.	4.150%	5/15/2039	11,698	10,242
	International Business Machines Corp.	5.600%	11/30/2039	140	143
	International Business Machines Corp.	2.850%	5/15/2040	5,894	4,324
	International Business Machines Corp.	4.000%	6/20/2042	8,630	7,103
	International Business Machines Corp.	4.250%	5/15/2049	10,420	8,174
	International Business Machines Corp.	2.950%	5/15/2050	2,533	1,580
	International Business Machines Corp.	3.430%	2/9/2052	3,143	2,101
	International Business Machines Corp.	4.900%	7/27/2052	4,053	3,463
	International Business Machines Corp.	5.100%	2/6/2053	1,280	1,136
[3]	International Business Machines Corp.	5.700%	2/10/2055	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	5.800%	2/3/2056	4,119	4,020
	International Business Machines Corp.	7.125%	12/1/2096	1,374	1,574
	Intuit Inc.	5.500%	9/15/2053	7,513	6,782
	Juniper Networks Inc.	5.950%	3/15/2041	360	361
	KLA Corp.	5.000%	3/15/2049	95	87
	KLA Corp.	4.950%	7/15/2052	9,210	8,343
	KLA Corp.	5.250%	7/15/2062	5,824	5,375
	Kyndryl Holdings Inc.	4.100%	10/15/2041	2,171	1,565
	Lam Research Corp.	4.875%	3/15/2049	405	368
	Lam Research Corp.	2.875%	6/15/2050	8,281	5,299
	Lam Research Corp.	3.125%	6/15/2060	563	347
	Micron Technology Inc.	3.366%	11/1/2041	2,215	1,729
	Micron Technology Inc.	3.477%	11/1/2051	4,297	3,063
	Microsoft Corp.	3.450%	8/8/2036	4,733	4,252
	Microsoft Corp.	4.100%	2/6/2037	6,344	6,024
	Microsoft Corp.	5.200%	6/1/2039	380	394
	Microsoft Corp.	4.500%	10/1/2040	5,566	5,317
	Microsoft Corp.	5.300%	2/8/2041	6,147	6,313
	Microsoft Corp.	3.750%	2/12/2045	2,592	2,099
	Microsoft Corp.	4.450%	11/3/2045	7,277	6,505
	Microsoft Corp.	3.700%	8/8/2046	1,618	1,281
	Microsoft Corp.	4.250%	2/6/2047	7,998	6,844
	Microsoft Corp.	4.500%	6/15/2047	1,907	1,676
	Microsoft Corp.	2.525%	6/1/2050	25,094	15,112
	Microsoft Corp.	2.500%	9/15/2050	2,084	1,241
	Microsoft Corp.	2.921%	3/17/2052	24,399	15,703
	Microsoft Corp.	4.500%	2/6/2057	1,120	956
	Microsoft Corp.	2.675%	6/1/2060	19,398	10,875
	Microsoft Corp.	3.041%	3/17/2062	80	49
[4]	Mobility Global Inc.	6.050%	6/15/2036	2,750	2,798
	Moody's Corp.	2.750%	8/19/2041	500	356
	Moody's Corp.	5.250%	7/15/2044	4,478	4,226
	Moody's Corp.	3.750%	2/25/2052	6,553	4,781
	Moody's Corp.	3.100%	11/29/2061	5,057	3,007
	Motorola Solutions Inc.	5.500%	9/1/2044	2,790	2,698
	Nokia OYJ	6.625%	5/15/2039	3,900	4,141
	NVIDIA Corp.	3.500%	4/1/2040	4,579	3,832
	NVIDIA Corp.	3.500%	4/1/2050	9,192	6,850
	NVIDIA Corp.	3.700%	4/1/2060	490	360
	NXP BV	3.250%	5/11/2041	5,848	4,440
	NXP BV	3.125%	2/15/2042	290	210
	NXP BV	3.250%	11/30/2051	688	455
	Oracle Corp.	3.800%	11/15/2037	10,132	8,219
	Oracle Corp.	6.500%	4/15/2038	5,685	5,826
	Oracle Corp.	6.125%	7/8/2039	426	419
	Oracle Corp.	3.600%	4/1/2040	16,124	11,931
	Oracle Corp.	5.375%	7/15/2040	7,056	6,355
	Oracle Corp.	3.650%	3/25/2041	12,077	8,819
	Oracle Corp.	4.500%	7/8/2044	4,415	3,361
	Oracle Corp.	4.125%	5/15/2045	7,300	5,185
	Oracle Corp.	5.875%	9/26/2045	5,087	4,542
	Oracle Corp.	6.550%	2/4/2046	10,935	10,529
	Oracle Corp.	4.000%	7/15/2046	8,359	5,803
	Oracle Corp.	4.000%	11/15/2047	4,275	2,918
	Oracle Corp.	3.600%	4/1/2050	11,856	7,378
	Oracle Corp.	3.950%	3/25/2051	13,146	8,624
	Oracle Corp.	6.900%	11/9/2052	649	638
	Oracle Corp.	5.550%	2/6/2053	9,124	7,542
	Oracle Corp.	5.375%	9/27/2054	10,046	8,051
	Oracle Corp.	4.375%	5/15/2055	8,285	5,676
	Oracle Corp.	6.000%	8/3/2055	38	33
	Oracle Corp.	5.950%	9/26/2055	17,172	15,015
	Oracle Corp.	6.700%	2/4/2056	22,673	21,836
	Oracle Corp.	3.850%	4/1/2060	19,085	11,512
	Oracle Corp.	4.100%	3/25/2061	11,458	7,263
	Oracle Corp.	5.500%	9/27/2064	2,545	2,008
	Oracle Corp.	6.125%	8/3/2065	5,524	4,779
	Oracle Corp.	6.100%	9/26/2065	9,050	7,788
	Oracle Corp.	6.850%	2/4/2066	14,089	13,530
	QUALCOMM Inc.	4.800%	5/20/2045	8,155	7,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.300%	5/20/2047	10,065	8,344
	QUALCOMM Inc.	3.250%	5/20/2050	2,495	1,702
	QUALCOMM Inc.	4.500%	5/20/2052	120	100
	QUALCOMM Inc.	6.000%	5/20/2053	1,321	1,368
	Quanta Services Inc.	3.050%	10/1/2041	2,197	1,624
	S&P Global Inc.	3.250%	12/1/2049	81	56
	S&P Global Inc.	3.700%	3/1/2052	7,453	5,517
	S&P Global Inc.	2.300%	8/15/2060	3,562	1,759
	S&P Global Inc.	3.900%	3/1/2062	3,966	2,876
	Salesforce Inc.	2.700%	7/15/2041	4,698	3,239
	Salesforce Inc.	6.400%	3/15/2046	4,042	4,115
	Salesforce Inc.	2.900%	7/15/2051	13,419	7,932
	Salesforce Inc.	6.550%	3/15/2056	10,715	10,932
	Salesforce Inc.	3.050%	7/15/2061	4,968	2,839
	Salesforce Inc.	6.700%	3/15/2066	680	705
[3]	ServiceNow Inc.	6.300%	5/15/2056	2,958	3,051
	Synopsys Inc.	5.700%	4/1/2055	8,821	8,602
	Texas Instruments Inc.	3.875%	3/15/2039	448	395
	Texas Instruments Inc.	4.150%	5/15/2048	160	133
	Texas Instruments Inc.	2.700%	9/15/2051	30	18
	Texas Instruments Inc.	4.100%	8/16/2052	3,482	2,771
	Texas Instruments Inc.	5.000%	3/14/2053	5,145	4,715
	Texas Instruments Inc.	5.150%	2/8/2054	342	322
	Texas Instruments Inc.	5.050%	5/18/2063	8,933	8,017
[3]	TR Finance LLC	5.850%	4/15/2040	2,480	2,488
[3]	TR Finance LLC	5.650%	11/23/2043	355	348
	TSMC Arizona Corp.	3.125%	10/25/2041	315	257
	TSMC Arizona Corp.	4.500%	4/22/2052	553	516
	Verisk Analytics Inc.	5.500%	6/15/2045	2,677	2,538
	Verisk Analytics Inc.	3.625%	5/15/2050	3,880	2,743
					828,264
Utilities (13.5%)
	AEP Texas Inc.	3.800%	10/1/2047	1,327	982
[3]	AEP Texas Inc.	4.150%	5/1/2049	2,103	1,606
[3]	AEP Texas Inc.	3.450%	1/15/2050	79	54
	AEP Texas Inc.	5.250%	5/15/2052	296	266
	AEP Texas Inc.	5.850%	10/15/2055	2,835	2,774
	AEP Transmission Co. LLC	4.000%	12/1/2046	1,331	1,059
	AEP Transmission Co. LLC	3.750%	12/1/2047	1,174	887
	AEP Transmission Co. LLC	3.800%	6/15/2049	580	432
	AEP Transmission Co. LLC	3.150%	9/15/2049	1,095	727
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	6,547	4,771
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	135	82
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	6,351	5,267
	AEP Transmission Co. LLC	5.400%	3/15/2053	5,372	5,118
	Alabama Power Co.	6.125%	5/15/2038	1,615	1,727
	Alabama Power Co.	6.000%	3/1/2039	1,845	1,948
	Alabama Power Co.	4.150%	8/15/2044	163	135
	Alabama Power Co.	3.750%	3/1/2045	5,562	4,303
[3]	Alabama Power Co.	3.700%	12/1/2047	1,849	1,380
[3]	Alabama Power Co.	4.300%	7/15/2048	120	98
	Alabama Power Co.	3.450%	10/1/2049	1,920	1,357
	Alabama Power Co.	3.125%	7/15/2051	7,271	4,760
	Alabama Power Co.	3.000%	3/15/2052	6,382	4,070
	Ameren Illinois Co.	4.150%	3/15/2046	1,072	872
	Ameren Illinois Co.	3.700%	12/1/2047	805	605
	Ameren Illinois Co.	4.500%	3/15/2049	4,584	3,847
	Ameren Illinois Co.	3.250%	3/15/2050	2,217	1,500
	Ameren Illinois Co.	5.550%	7/1/2054	3,346	3,243
	Ameren Illinois Co.	5.625%	3/1/2055	6,198	6,069
	American Electric Power Co. Inc.	3.250%	3/1/2050	786	526
	American Water Capital Corp.	6.593%	10/15/2037	692	776
	American Water Capital Corp.	4.300%	12/1/2042	931	808
	American Water Capital Corp.	4.300%	9/1/2045	1,650	1,373
	American Water Capital Corp.	4.000%	12/1/2046	2,102	1,651
	American Water Capital Corp.	3.750%	9/1/2047	3,932	2,986
	American Water Capital Corp.	4.200%	9/1/2048	3,824	3,069
	American Water Capital Corp.	4.150%	6/1/2049	147	116
	American Water Capital Corp.	3.450%	5/1/2050	850	596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	5.450%	3/1/2054	3,964	3,777
	American Water Capital Corp.	5.700%	9/1/2055	6,286	6,203
	Appalachian Power Co.	7.000%	4/1/2038	4,778	5,341
	Appalachian Power Co.	4.400%	5/15/2044	2,854	2,371
	Appalachian Power Co.	4.450%	6/1/2045	145	120
[3]	Appalachian Power Co.	4.500%	3/1/2049	200	164
[3]	Appalachian Power Co.	3.700%	5/1/2050	25	18
	Arizona Public Service Co.	5.050%	9/1/2041	2,120	1,969
	Arizona Public Service Co.	4.350%	11/15/2045	28	23
	Arizona Public Service Co.	3.750%	5/15/2046	60	45
	Arizona Public Service Co.	4.200%	8/15/2048	1,677	1,320
	Arizona Public Service Co.	4.250%	3/1/2049	1,410	1,106
	Arizona Public Service Co.	3.500%	12/1/2049	2,364	1,658
	Arizona Public Service Co.	5.900%	8/15/2055	6,062	6,057
	Atmos Energy Corp.	5.500%	6/15/2041	1,522	1,521
	Atmos Energy Corp.	4.150%	1/15/2043	5,875	4,974
	Atmos Energy Corp.	4.125%	10/15/2044	6,591	5,504
	Atmos Energy Corp.	4.300%	10/1/2048	180	147
	Atmos Energy Corp.	2.850%	2/15/2052	325	202
	Atmos Energy Corp.	5.750%	10/15/2052	521	521
	Atmos Energy Corp.	6.200%	11/15/2053	417	443
	Atmos Energy Corp.	5.000%	12/15/2054	5,662	5,074
	Atmos Energy Corp.	5.450%	1/15/2056	5,776	5,556
	Avista Corp.	4.350%	6/1/2048	1,135	917
	Avista Corp.	4.000%	4/1/2052	3,083	2,297
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,085	1,175
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	5,001	3,620
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,136	851
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,041	1,647
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	94	63
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	2,220	1,394
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	2,469	2,053
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	125	122
	Baltimore Gas & Electric Co.	6.050%	6/1/2056	1,950	2,005
[4]	Basin Electric Power Cooperative	5.850%	10/15/2055	2,147	2,121
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	4,725	5,004
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	6,608	6,251
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	7,137	5,337
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5,931	4,863
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	6,260	4,966
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,641	2,231
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	101	84
	Black Hills Corp.	4.200%	9/15/2046	2,809	2,223
	Black Hills Corp.	3.875%	10/15/2049	2,758	2,026
[3]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,429	1,404
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	40	35
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	100	81
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	3,382	2,158
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	5,130	3,541
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	1,057	758
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,828	1,622
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,755	1,653
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	2,172	2,225
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	339	288
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	2,326	2,403
	CMS Energy Corp.	4.875%	3/1/2044	2,114	1,862
	Commonwealth Edison Co.	5.900%	3/15/2036	2,053	2,169
	Commonwealth Edison Co.	6.450%	1/15/2038	783	859
	Commonwealth Edison Co.	3.700%	3/1/2045	5,795	4,466
	Commonwealth Edison Co.	4.350%	11/15/2045	3,500	2,933
	Commonwealth Edison Co.	3.650%	6/15/2046	6,815	5,135
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	65	49
	Commonwealth Edison Co.	4.000%	3/1/2048	7,272	5,706
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	2,578	1,721
	Commonwealth Edison Co.	3.000%	3/1/2050	170	110
[3]	Commonwealth Edison Co.	2.750%	9/1/2051	285	172
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	165	122
	Commonwealth Edison Co.	5.300%	2/1/2053	1,961	1,828
	Commonwealth Edison Co.	5.650%	6/1/2054	500	488
	Commonwealth Edison Co.	5.950%	6/1/2055	5,292	5,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	5.850%	6/1/2056	1,337	1,346
	Connecticut Light & Power Co.	4.300%	4/15/2044	125	105
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	440	360
	Connecticut Light & Power Co.	4.000%	4/1/2048	6,548	5,177
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,625	1,515
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	225	242
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	635	686
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	285	321
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	4,505	4,524
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	1,532	1,565
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	340	288
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,791	4,116
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	6,647	5,668
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	3,985	3,079
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	125	96
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	80	68
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	90	71
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	6,685	5,201
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	107	71
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	1,542	1,610
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	6,639	6,701
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	7,149	7,061
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	172	143
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	5,879	5,623
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	7,008	6,932
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	125	92
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	549	443
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	798	551
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	25	15
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	2,491	1,674
	Constellation Energy Generation LLC	6.250%	10/1/2039	768	811
	Constellation Energy Generation LLC	5.750%	10/1/2041	3,985	4,015
	Constellation Energy Generation LLC	5.600%	6/15/2042	58	57
	Constellation Energy Generation LLC	6.500%	10/1/2053	6,028	6,453
	Constellation Energy Generation LLC	5.750%	3/15/2054	2,548	2,505
	Constellation Energy Generation LLC	5.875%	1/15/2066	6,590	6,416
	Consumers Energy Co.	3.950%	5/15/2043	100	81
	Consumers Energy Co.	3.250%	8/15/2046	3,151	2,245
	Consumers Energy Co.	4.050%	5/15/2048	1,270	1,005
	Consumers Energy Co.	3.750%	2/15/2050	2,534	1,890
	Consumers Energy Co.	3.100%	8/15/2050	6,674	4,411
	Consumers Energy Co.	3.500%	8/1/2051	3,543	2,520
	Consumers Energy Co.	2.650%	8/15/2052	2,011	1,201
	Consumers Energy Co.	4.200%	9/1/2052	75	60
	Cumberland Combined Cycle Generation LLC	5.821%	5/15/2056	6,634	6,770
	Dayton Power & Light Co.	3.950%	6/15/2049	290	218
[3]	Dominion Energy Inc.	3.300%	4/15/2041	6,174	4,673
[3]	Dominion Energy Inc.	4.900%	8/1/2041	214	197
[3]	Dominion Energy Inc.	4.050%	9/15/2042	4,655	3,793
	Dominion Energy Inc.	4.700%	12/1/2044	660	574
[3]	Dominion Energy Inc.	4.600%	3/15/2049	2,345	1,960
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	1,290	1,375
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	830	831
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	1,703	1,514
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	168	180
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	2,206	1,983
[3]	DTE Electric Co.	4.000%	4/1/2043	50	41
	DTE Electric Co.	3.700%	3/15/2045	3,355	2,605
	DTE Electric Co.	3.750%	8/15/2047	135	103
[3]	DTE Electric Co.	4.050%	5/15/2048	1,775	1,402
	DTE Electric Co.	3.950%	3/1/2049	4,594	3,551
	DTE Electric Co.	2.950%	3/1/2050	3,156	2,045
[3]	DTE Electric Co.	3.250%	4/1/2051	1,380	928
[3]	DTE Electric Co.	3.650%	3/1/2052	2,327	1,687
	DTE Electric Co.	5.400%	4/1/2053	2,103	2,007
	DTE Electric Co.	5.850%	5/15/2055	6,294	6,385
[3]	DTE Electric Co.	5.550%	3/1/2056	3,640	3,552
	Duke Energy Carolinas LLC	6.100%	6/1/2037	25	27
	Duke Energy Carolinas LLC	6.000%	1/15/2038	659	698
	Duke Energy Carolinas LLC	6.050%	4/15/2038	55	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	5.300%	2/15/2040	5,901	5,852
	Duke Energy Carolinas LLC	4.250%	12/15/2041	6,523	5,652
	Duke Energy Carolinas LLC	4.000%	9/30/2042	6,045	5,000
	Duke Energy Carolinas LLC	3.875%	3/15/2046	5,817	4,528
	Duke Energy Carolinas LLC	3.700%	12/1/2047	260	196
	Duke Energy Carolinas LLC	3.950%	3/15/2048	301	233
	Duke Energy Carolinas LLC	3.200%	8/15/2049	8,001	5,395
	Duke Energy Carolinas LLC	3.450%	4/15/2051	331	231
	Duke Energy Carolinas LLC	3.550%	3/15/2052	870	617
	Duke Energy Carolinas LLC	5.350%	1/15/2053	7,204	6,796
	Duke Energy Carolinas LLC	5.400%	1/15/2054	3,041	2,900
	Duke Energy Corp.	3.300%	6/15/2041	7,453	5,653
	Duke Energy Corp.	4.800%	12/15/2045	3,315	2,894
	Duke Energy Corp.	3.750%	9/1/2046	6,177	4,612
	Duke Energy Corp.	3.950%	8/15/2047	125	95
	Duke Energy Corp.	4.200%	6/15/2049	42	33
	Duke Energy Corp.	3.500%	6/15/2051	5,991	4,074
	Duke Energy Corp.	5.000%	8/15/2052	7,445	6,465
	Duke Energy Corp.	6.100%	9/15/2053	1,765	1,790
	Duke Energy Corp.	5.800%	6/15/2054	3,032	2,944
	Duke Energy Corp.	5.700%	9/15/2055	633	608
	Duke Energy Florida LLC	6.350%	9/15/2037	2,568	2,789
	Duke Energy Florida LLC	6.400%	6/15/2038	6,536	7,133
	Duke Energy Florida LLC	5.650%	4/1/2040	37	38
	Duke Energy Florida LLC	3.850%	11/15/2042	2,545	2,067
	Duke Energy Florida LLC	3.400%	10/1/2046	6,625	4,781
	Duke Energy Florida LLC	4.200%	7/15/2048	3,469	2,769
	Duke Energy Florida LLC	3.000%	12/15/2051	4,941	3,145
	Duke Energy Florida LLC	5.950%	11/15/2052	109	111
	Duke Energy Florida LLC	6.200%	11/15/2053	45	48
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	150	137
	Duke Energy Indiana LLC	3.750%	5/15/2046	2,233	1,707
[3]	Duke Energy Indiana LLC	3.250%	10/1/2049	4,080	2,779
	Duke Energy Indiana LLC	2.750%	4/1/2050	1,132	693
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,750	1,766
	Duke Energy Ohio Inc.	3.700%	6/15/2046	102	77
	Duke Energy Ohio Inc.	4.300%	2/1/2049	350	282
	Duke Energy Ohio Inc.	5.650%	4/1/2053	29	28
	Duke Energy Ohio Inc.	5.550%	3/15/2054	1,709	1,645
	Duke Energy Progress LLC	6.300%	4/1/2038	1,871	2,024
	Duke Energy Progress LLC	4.100%	3/15/2043	275	229
	Duke Energy Progress LLC	4.375%	3/30/2044	4,457	3,772
	Duke Energy Progress LLC	4.200%	8/15/2045	6,283	5,155
	Duke Energy Progress LLC	3.700%	10/15/2046	25	19
	Duke Energy Progress LLC	3.600%	9/15/2047	130	96
	Duke Energy Progress LLC	2.900%	8/15/2051	2,337	1,452
	Duke Energy Progress LLC	4.000%	4/1/2052	32	24
	Duke Energy Progress LLC	5.350%	3/15/2053	3,538	3,330
	Duke Energy Progress LLC	5.550%	3/15/2055	2,255	2,188
	El Paso Electric Co.	5.000%	12/1/2044	641	550
	Emera US Finance LP	4.750%	6/15/2046	4,574	3,880
	Entergy Arkansas LLC	4.200%	4/1/2049	5,284	4,204
	Entergy Arkansas LLC	2.650%	6/15/2051	965	567
	Entergy Arkansas LLC	3.350%	6/15/2052	1,970	1,328
	Entergy Arkansas LLC	5.750%	6/1/2054	4,510	4,451
	Entergy Arkansas LLC	5.750%	1/15/2056	3,970	3,926
	Entergy Corp.	3.750%	6/15/2050	133	96
	Entergy Corp.	6.100%	6/15/2056	2,475	2,468
	Entergy Louisiana LLC	4.900%	4/15/2036	884	862
	Entergy Louisiana LLC	3.100%	6/15/2041	5,900	4,457
	Entergy Louisiana LLC	4.950%	1/15/2045	2,125	1,947
	Entergy Louisiana LLC	4.200%	9/1/2048	6,955	5,568
	Entergy Louisiana LLC	4.200%	4/1/2050	995	782
	Entergy Louisiana LLC	2.900%	3/15/2051	370	232
	Entergy Louisiana LLC	4.750%	9/15/2052	385	330
	Entergy Louisiana LLC	5.700%	3/15/2054	4,551	4,463
	Entergy Louisiana LLC	5.800%	3/15/2055	5,266	5,244
	Entergy Louisiana LLC	5.650%	4/15/2056	105	103
	Entergy Mississippi LLC	3.850%	6/1/2049	4,339	3,255
	Entergy Mississippi LLC	3.500%	6/1/2051	25	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Mississippi LLC	5.850%	6/1/2054	1,625	1,615
	Entergy Mississippi LLC	5.800%	4/15/2055	1,578	1,570
	Entergy Texas Inc.	4.500%	3/30/2039	1,390	1,265
	Entergy Texas Inc.	3.550%	9/30/2049	130	92
	Essential Utilities Inc.	4.276%	5/1/2049	1,838	1,465
	Essential Utilities Inc.	3.351%	4/15/2050	1,705	1,148
	Essential Utilities Inc.	5.300%	5/1/2052	3,500	3,196
	Evergy Kansas Central Inc.	4.100%	4/1/2043	240	199
	Evergy Kansas Central Inc.	4.250%	12/1/2045	2,167	1,777
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,514	1,029
	Evergy Kansas Central Inc.	3.450%	4/15/2050	260	181
	Evergy Kansas Central Inc.	5.700%	3/15/2053	170	168
	Evergy Metro Inc.	5.300%	10/1/2041	205	201
	Evergy Metro Inc.	4.200%	6/15/2047	1,523	1,233
	Evergy Metro Inc.	4.200%	3/15/2048	1,613	1,293
[3]	Evergy Metro Inc.	4.125%	4/1/2049	505	401
	Eversource Energy	3.450%	1/15/2050	1,654	1,150
[3]	Eversource Energy	6.350%	8/15/2056	1,629	1,632
	Exelon Corp.	5.100%	6/15/2045	1,098	1,002
	Exelon Corp.	4.700%	4/15/2050	5,768	4,859
	Exelon Corp.	4.100%	3/15/2052	435	332
	Exelon Corp.	5.600%	3/15/2053	6,003	5,748
	Exelon Corp.	5.875%	3/15/2055	175	173
[3]	FirstEnergy Corp.	4.850%	7/15/2047	1,046	907
[3]	FirstEnergy Corp.	3.400%	3/1/2050	8,470	5,752
	Florida Power & Light Co.	5.960%	4/1/2039	2,800	2,963
	Florida Power & Light Co.	5.690%	3/1/2040	2,137	2,196
	Florida Power & Light Co.	4.125%	2/1/2042	3,619	3,083
	Florida Power & Light Co.	4.050%	6/1/2042	5,470	4,600
	Florida Power & Light Co.	3.800%	12/15/2042	331	267
	Florida Power & Light Co.	4.050%	10/1/2044	654	536
	Florida Power & Light Co.	3.700%	12/1/2047	6,195	4,669
	Florida Power & Light Co.	3.950%	3/1/2048	5,241	4,130
	Florida Power & Light Co.	4.125%	6/1/2048	231	185
	Florida Power & Light Co.	3.990%	3/1/2049	5,511	4,310
	Florida Power & Light Co.	3.150%	10/1/2049	2,535	1,709
	Florida Power & Light Co.	2.875%	12/4/2051	9,083	5,685
	Florida Power & Light Co.	5.300%	4/1/2053	538	506
	Florida Power & Light Co.	5.600%	6/15/2054	1,369	1,345
	Florida Power & Light Co.	5.700%	3/15/2055	415	413
[2]	Florida Power & Light Co.	5.750%	6/1/2056	1,023	1,026
	Florida Power & Light Co.	5.800%	3/15/2065	5,963	5,916
	Florida Power & Light Co.	5.600%	2/15/2066	7,093	6,821
[2]	Florida Power & Light Co.	5.900%	6/1/2066	1,396	1,402
[3]	Georgia Power Co.	4.750%	9/1/2040	2,040	1,910
	Georgia Power Co.	4.300%	3/15/2042	7,787	6,755
	Georgia Power Co.	4.300%	3/15/2043	1,320	1,127
[3]	Georgia Power Co.	3.700%	1/30/2050	6,765	4,994
[3]	Georgia Power Co.	3.250%	3/15/2051	8,109	5,491
	Georgia Power Co.	5.125%	5/15/2052	80	74
	Georgia Power Co.	5.500%	10/1/2055	50	48
	Iberdrola International BV	6.750%	7/15/2036	2,135	2,402
[3]	Idaho Power Co.	4.200%	3/1/2048	3,315	2,669
[3]	Idaho Power Co.	5.500%	3/15/2053	90	87
[3]	Idaho Power Co.	5.800%	4/1/2054	44	44
[3]	Idaho Power Co.	5.700%	3/15/2055	1,220	1,210
	Indiana Michigan Power Co.	6.050%	3/15/2037	250	265
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	3,012	2,560
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,646	1,231
	Indiana Michigan Power Co.	4.250%	8/15/2048	120	96
	Indiana Michigan Power Co.	3.250%	5/1/2051	200	133
	Indiana Michigan Power Co.	5.600%	3/15/2056	5,600	5,439
	Interstate Power & Light Co.	6.250%	7/15/2039	2,960	3,141
	Interstate Power & Light Co.	3.700%	9/15/2046	1,976	1,472
	Interstate Power & Light Co.	3.500%	9/30/2049	2,288	1,605
	Interstate Power & Light Co.	3.100%	11/30/2051	1,192	760
	ITC Holdings Corp.	5.300%	7/1/2043	1,078	995
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	24	23
	Kentucky Utilities Co.	5.125%	11/1/2040	728	705
	Kentucky Utilities Co.	4.375%	10/1/2045	120	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	5.850%	8/15/2055	2,991	3,001
	Louisville Gas & Electric Co.	4.250%	4/1/2049	35	28
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	3,028	3,053
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	25	26
	MidAmerican Energy Co.	4.800%	9/15/2043	320	289
	MidAmerican Energy Co.	4.400%	10/15/2044	990	841
	MidAmerican Energy Co.	4.250%	5/1/2046	1,813	1,495
	MidAmerican Energy Co.	3.950%	8/1/2047	1,755	1,373
	MidAmerican Energy Co.	3.650%	8/1/2048	1,512	1,117
	MidAmerican Energy Co.	4.250%	7/15/2049	1,611	1,305
	MidAmerican Energy Co.	3.150%	4/15/2050	6,017	4,008
	MidAmerican Energy Co.	5.850%	9/15/2054	3,316	3,363
	MidAmerican Energy Co.	5.300%	2/1/2055	5,835	5,454
[3]	Mississippi Power Co.	4.250%	3/15/2042	460	387
[3]	Mississippi Power Co.	3.100%	7/30/2051	502	327
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	3,497	2,910
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	4,148	3,420
[3]	Nevada Power Co.	6.750%	7/1/2037	306	339
[3]	Nevada Power Co.	3.125%	8/1/2050	2,726	1,775
[3]	Nevada Power Co.	5.900%	5/1/2053	250	249
	Nevada Power Co.	6.000%	3/15/2054	115	116
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/2052	7,559	4,682
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	190	172
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	4,917	4,643
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	3,987	3,940
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	430	422
	NiSource Inc.	5.250%	2/15/2043	2,128	1,993
	NiSource Inc.	4.800%	2/15/2044	2,512	2,219
	NiSource Inc.	5.650%	2/1/2045	719	701
	NiSource Inc.	4.375%	5/15/2047	3,054	2,510
	NiSource Inc.	3.950%	3/30/2048	7,292	5,563
	NiSource Inc.	5.000%	6/15/2052	30	26
	NiSource Inc.	5.850%	4/1/2055	6,961	6,886
	Northern States Power Co.	6.200%	7/1/2037	1,740	1,892
	Northern States Power Co.	5.350%	11/1/2039	3,303	3,303
	Northern States Power Co.	3.400%	8/15/2042	75	58
	Northern States Power Co.	3.600%	9/15/2047	175	131
	Northern States Power Co.	2.900%	3/1/2050	830	541
	Northern States Power Co.	2.600%	6/1/2051	160	97
	Northern States Power Co.	3.200%	4/1/2052	35	24
	Northern States Power Co.	4.500%	6/1/2052	100	84
	Northern States Power Co.	5.100%	5/15/2053	6,832	6,237
	Northern States Power Co.	5.400%	3/15/2054	6,215	5,954
	Northern States Power Co.	5.650%	6/15/2054	365	360
	Northern States Power Co.	5.650%	5/15/2055	4,457	4,409
	Northern States Power Co.	5.550%	5/15/2056	5,861	5,718
	NorthWestern Corp.	4.176%	11/15/2044	52	43
	NSTAR Electric Co.	5.500%	3/15/2040	2,957	2,934
	NSTAR Electric Co.	4.400%	3/1/2044	1,843	1,573
	NSTAR Electric Co.	4.950%	9/15/2052	80	71
	Oglethorpe Power Corp.	5.950%	11/1/2039	105	108
	Oglethorpe Power Corp.	5.375%	11/1/2040	3,004	2,918
	Oglethorpe Power Corp.	5.050%	10/1/2048	2,259	1,995
	Oglethorpe Power Corp.	3.750%	8/1/2050	280	200
	Oglethorpe Power Corp.	5.250%	9/1/2050	1,962	1,768
	Oglethorpe Power Corp.	6.200%	12/1/2053	730	748
	Oglethorpe Power Corp.	5.800%	6/1/2054	60	58
	Oglethorpe Power Corp.	5.900%	2/1/2055	105	103
	Ohio Edison Co.	6.875%	7/15/2036	75	84
	Ohio Power Co.	4.150%	4/1/2048	369	288
	Ohio Power Co.	4.000%	6/1/2049	1,085	819
[3]	Ohio Power Co.	2.900%	10/1/2051	1,372	833
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,835	1,468
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	2,124	1,615
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	2,199	2,117
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	130	129
	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	4,710	4,770
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	157	186
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	795	772
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	3,585	3,189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	2,323	2,232
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	4,813	3,714
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	158	120
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	50	39
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	4,275	3,176
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	125	82
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	3,825	2,791
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	300	177
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	120	99
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	6,324	5,599
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	2,528	2,352
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	275	275
[4]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	1,720	1,739
	ONE Gas Inc.	4.658%	2/1/2044	1,070	943
	ONE Gas Inc.	4.500%	11/1/2048	1,460	1,236
	Pacific Gas & Electric Co.	4.500%	7/1/2040	9,983	8,615
	Pacific Gas & Electric Co.	3.300%	8/1/2040	7,839	5,891
	Pacific Gas & Electric Co.	4.200%	6/1/2041	2,815	2,311
	Pacific Gas & Electric Co.	4.450%	4/15/2042	100	83
	Pacific Gas & Electric Co.	3.750%	8/15/2042	230	173
	Pacific Gas & Electric Co.	4.600%	6/15/2043	35	29
	Pacific Gas & Electric Co.	4.750%	2/15/2044	30	25
	Pacific Gas & Electric Co.	4.300%	3/15/2045	51	40
	Pacific Gas & Electric Co.	4.250%	3/15/2046	100	77
	Pacific Gas & Electric Co.	4.000%	12/1/2046	1,846	1,373
	Pacific Gas & Electric Co.	3.950%	12/1/2047	681	500
	Pacific Gas & Electric Co.	4.950%	7/1/2050	16,148	13,539
	Pacific Gas & Electric Co.	3.500%	8/1/2050	11,931	7,958
	Pacific Gas & Electric Co.	6.750%	1/15/2053	3,305	3,467
	Pacific Gas & Electric Co.	6.700%	4/1/2053	545	568
	Pacific Gas & Electric Co.	5.900%	10/1/2054	4,584	4,333
	Pacific Gas & Electric Co.	6.150%	3/1/2055	4,470	4,377
	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,526	3,417
	Pacific Gas & Electric Co.	6.000%	5/1/2056	3,251	3,120
	PacifiCorp	5.750%	4/1/2037	2,909	2,944
	PacifiCorp	6.250%	10/15/2037	4,683	4,911
	PacifiCorp	6.350%	7/15/2038	2,215	2,323
	PacifiCorp	6.000%	1/15/2039	4,997	5,082
	PacifiCorp	4.100%	2/1/2042	1,469	1,185
	PacifiCorp	4.125%	1/15/2049	7,195	5,461
	PacifiCorp	4.150%	2/15/2050	5,230	3,975
	PacifiCorp	3.300%	3/15/2051	3,172	2,061
	PacifiCorp	2.900%	6/15/2052	1,260	752
	PacifiCorp	5.350%	12/1/2053	314	282
	PacifiCorp	5.500%	5/15/2054	6,774	6,183
	PacifiCorp	5.800%	1/15/2055	40	38
	PECO Energy Co.	5.950%	10/1/2036	1,726	1,840
	PECO Energy Co.	4.150%	10/1/2044	975	802
	PECO Energy Co.	3.700%	9/15/2047	3,620	2,726
	PECO Energy Co.	3.900%	3/1/2048	2,479	1,911
	PECO Energy Co.	3.000%	9/15/2049	140	91
	PECO Energy Co.	2.800%	6/15/2050	2,373	1,466
	PECO Energy Co.	2.850%	9/15/2051	90	56
	PECO Energy Co.	4.600%	5/15/2052	61	51
	PECO Energy Co.	4.375%	8/15/2052	3,672	2,986
	PECO Energy Co.	5.250%	9/15/2054	4,047	3,748
	PECO Energy Co.	5.650%	9/15/2055	5,242	5,172
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	797	691
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	1,573	1,152
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	55	37
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	196	175
	Potomac Electric Power Co.	6.500%	11/15/2037	30	33
	Potomac Electric Power Co.	4.150%	3/15/2043	80	67
	Potomac Electric Power Co.	5.500%	3/15/2054	430	413
	PPL Electric Utilities Corp.	6.250%	5/15/2039	7,173	7,737
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,389	1,146
	PPL Electric Utilities Corp.	4.150%	10/1/2045	52	43
	PPL Electric Utilities Corp.	3.950%	6/1/2047	149	117
	PPL Electric Utilities Corp.	4.150%	6/15/2048	3,050	2,446
	PPL Electric Utilities Corp.	5.250%	5/15/2053	2,047	1,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	5.550%	8/15/2055	3,690	3,606
	PPL Electric Utilities Corp.	5.750%	5/15/2056	2,100	2,106
	Progress Energy Inc.	6.000%	12/1/2039	4,363	4,543
	Public Service Co. of Colorado	6.500%	8/1/2038	2,722	2,982
	Public Service Co. of Colorado	3.600%	9/15/2042	31	24
	Public Service Co. of Colorado	4.300%	3/15/2044	3,104	2,584
	Public Service Co. of Colorado	3.800%	6/15/2047	55	42
	Public Service Co. of Colorado	4.100%	6/15/2048	100	79
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	1,339	897
[3]	Public Service Co. of Colorado	2.700%	1/15/2051	62	37
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	3,115	2,560
	Public Service Co. of Colorado	5.250%	4/1/2053	4,951	4,562
	Public Service Co. of Colorado	5.750%	5/15/2054	215	212
	Public Service Co. of Colorado	5.850%	5/15/2055	5,791	5,806
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,322	1,688
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,864	1,708
[3]	Public Service Co. of Oklahoma	3.150%	8/15/2051	815	525
[3]	Public Service Electric & Gas Co.	5.800%	5/1/2037	50	53
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2040	1,861	1,872
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	2,250	1,863
[3]	Public Service Electric & Gas Co.	3.800%	1/1/2043	50	40
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	3,978	2,952
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	1,152	773
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	900	557
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	100	53
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	90	83
	Public Service Electric & Gas Co.	5.450%	8/1/2053	329	316
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,229	4,072
	Public Service Electric & Gas Co.	5.300%	8/1/2054	4,653	4,379
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	3,783	3,678
[3]	Public Service Electric & Gas Co.	5.625%	1/1/2056	1,240	1,230
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,275	4,609
	Puget Sound Energy Inc.	5.757%	10/1/2039	395	403
	Puget Sound Energy Inc.	5.795%	3/15/2040	25	25
	Puget Sound Energy Inc.	5.638%	4/15/2041	1,498	1,493
	Puget Sound Energy Inc.	4.223%	6/15/2048	585	471
	Puget Sound Energy Inc.	3.250%	9/15/2049	4,147	2,807
	Puget Sound Energy Inc.	2.893%	9/15/2051	55	34
	Puget Sound Energy Inc.	5.448%	6/1/2053	2,373	2,272
	Puget Sound Energy Inc.	5.685%	6/15/2054	100	99
	Puget Sound Energy Inc.	5.598%	9/15/2055	160	155
	San Diego Gas & Electric Co.	6.000%	6/1/2039	2,470	2,591
	San Diego Gas & Electric Co.	4.500%	8/15/2040	5,500	4,939
	San Diego Gas & Electric Co.	4.150%	5/15/2048	1,045	825
[3]	San Diego Gas & Electric Co.	4.100%	6/15/2049	25	19
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	530	358
[3]	San Diego Gas & Electric Co.	2.950%	8/15/2051	845	536
	San Diego Gas & Electric Co.	5.350%	4/1/2053	1,294	1,209
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,811	1,737
[3]	San Diego Gas & Electric Co.	5.950%	3/15/2056	3,122	3,160
	Sempra	3.800%	2/1/2038	7,979	6,760
	Sempra	6.000%	10/15/2039	160	164
	Sempra	4.000%	2/1/2048	7,817	5,930
	Sierra Pacific Power Co.	5.900%	3/15/2054	212	212
[3]	Southern California Edison Co.	5.550%	1/15/2037	125	124
[3]	Southern California Edison Co.	5.950%	2/1/2038	4,517	4,564
	Southern California Edison Co.	5.500%	3/15/2040	460	443
	Southern California Edison Co.	4.500%	9/1/2040	3,271	2,810
[3]	Southern California Edison Co.	3.900%	3/15/2043	15	11
	Southern California Edison Co.	4.650%	10/1/2043	4,321	3,629
[3]	Southern California Edison Co.	3.600%	2/1/2045	155	111
	Southern California Edison Co.	4.000%	4/1/2047	8,258	6,153
[3]	Southern California Edison Co.	4.125%	3/1/2048	9,662	7,268
[3]	Southern California Edison Co.	4.875%	3/1/2049	345	288
	Southern California Edison Co.	3.650%	2/1/2050	9,242	6,372
[3]	Southern California Edison Co.	2.950%	2/1/2051	2,493	1,498
	Southern California Edison Co.	5.700%	3/1/2053	122	112
	Southern California Edison Co.	5.875%	12/1/2053	3,555	3,362
	Southern California Edison Co.	5.750%	4/15/2054	1,818	1,684
	Southern California Edison Co.	5.900%	3/1/2055	782	742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	6.200%	9/15/2055	5,952	5,877
	Southern California Gas Co.	5.125%	11/15/2040	2,385	2,296
	Southern California Gas Co.	3.750%	9/15/2042	48	38
[3]	Southern California Gas Co.	4.125%	6/1/2048	1,893	1,479
[3]	Southern California Gas Co.	4.300%	1/15/2049	80	64
[3]	Southern California Gas Co.	3.950%	2/15/2050	254	192
	Southern California Gas Co.	6.350%	11/15/2052	990	1,049
	Southern California Gas Co.	5.750%	6/1/2053	3,387	3,319
	Southern California Gas Co.	5.600%	4/1/2054	5,541	5,319
	Southern California Gas Co.	6.000%	6/15/2055	3,332	3,392
	Southern California Gas Co.	5.900%	6/1/2056	1,200	1,202
	Southern Co.	4.250%	7/1/2036	2,031	1,873
	Southern Co.	4.400%	7/1/2046	10,502	8,753
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	165	170
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	180	152
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	245	189
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	250	207
[3]	Southern Co. Gas Capital Corp.	3.150%	9/30/2051	40	26
	Southern Power Co.	5.150%	9/15/2041	2,060	1,966
	Southern Power Co.	5.250%	7/15/2043	976	917
[3]	Southern Power Co.	4.950%	12/15/2046	10	9
	Southwest Gas Corp.	3.800%	9/29/2046	1,388	1,054
	Southwest Gas Corp.	4.150%	6/1/2049	1,988	1,538
	Southwestern Electric Power Co.	6.200%	3/15/2040	2,527	2,631
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	2,042	1,564
[3]	Southwestern Electric Power Co.	3.850%	2/1/2048	345	255
	Southwestern Electric Power Co.	3.250%	11/1/2051	6,784	4,445
	Southwestern Electric Power Co.	5.900%	4/1/2056	1,685	1,663
	Southwestern Public Service Co.	4.500%	8/15/2041	120	106
	Southwestern Public Service Co.	3.400%	8/15/2046	1,982	1,406
	Southwestern Public Service Co.	3.700%	8/15/2047	1,005	747
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	2,154	1,753
	Southwestern Public Service Co.	3.750%	6/15/2049	1,052	767
	Southwestern Public Service Co.	6.000%	6/1/2054	153	155
	Spire Inc.	6.450%	6/1/2056	550	549
	Spire Missouri Inc.	3.300%	6/1/2051	1,197	807
	Tampa Electric Co.	4.100%	6/15/2042	2,338	1,949
	Tampa Electric Co.	3.625%	6/15/2050	2,239	1,612
	Tampa Electric Co.	3.450%	3/15/2051	305	213
	Tampa Electric Co.	5.000%	7/15/2052	2,230	2,000
	Toledo Edison Co.	6.150%	5/15/2037	2,029	2,177
	Tucson Electric Power Co.	4.850%	12/1/2048	703	617
	Tucson Electric Power Co.	3.250%	5/1/2051	705	468
	Tucson Electric Power Co.	5.900%	4/15/2055	3,594	3,597
	Union Electric Co.	5.300%	8/1/2037	2,188	2,207
	Union Electric Co.	8.450%	3/15/2039	105	135
	Union Electric Co.	3.900%	9/15/2042	325	266
	Union Electric Co.	4.000%	4/1/2048	1,785	1,396
	Union Electric Co.	3.250%	10/1/2049	2,622	1,779
	Union Electric Co.	2.625%	3/15/2051	90	53
	Union Electric Co.	3.900%	4/1/2052	3,965	2,988
	Union Electric Co.	5.450%	3/15/2053	1,604	1,531
	Union Electric Co.	5.250%	1/15/2054	515	474
	Union Electric Co.	5.125%	3/15/2055	345	314
	Union Electric Co.	5.550%	3/15/2056	3,270	3,166
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	4,867	5,149
	Virginia Electric & Power Co.	6.350%	11/30/2037	65	70
	Virginia Electric & Power Co.	8.875%	11/15/2038	1,110	1,457
	Virginia Electric & Power Co.	4.000%	1/15/2043	1,440	1,176
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	6,047	5,329
	Virginia Electric & Power Co.	4.450%	2/15/2044	2,997	2,571
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	100	82
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	4,893	3,830
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	295	226
	Virginia Electric & Power Co.	4.600%	12/1/2048	40	34
	Virginia Electric & Power Co.	3.300%	12/1/2049	490	334
	Virginia Electric & Power Co.	2.450%	12/15/2050	4,065	2,326
	Virginia Electric & Power Co.	2.950%	11/15/2051	5,399	3,378
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	4,679	3,948
	Virginia Electric & Power Co.	5.450%	4/1/2053	6,641	6,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.550%	8/15/2054	121	117
	Virginia Electric & Power Co.	5.650%	3/15/2055	4,165	4,083
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	6,609	6,419
	Virginia Electric & Power Co.	5.700%	3/15/2056	3,573	3,519
	Wisconsin Electric Power Co.	5.700%	12/1/2036	2,111	2,210
	Wisconsin Electric Power Co.	4.300%	10/15/2048	1,681	1,378
	Wisconsin Electric Power Co.	5.050%	10/1/2054	2,135	1,926
	Wisconsin Electric Power Co.	5.650%	3/15/2056	375	369
	Wisconsin Power & Light Co.	6.375%	8/15/2037	1,199	1,295
	Wisconsin Power & Light Co.	3.650%	4/1/2050	1,182	849
	Wisconsin Power & Light Co.	5.700%	12/15/2055	525	512
	Wisconsin Public Service Corp.	3.671%	12/1/2042	1,856	1,452
	Wisconsin Public Service Corp.	3.300%	9/1/2049	2,272	1,551
	Wisconsin Public Service Corp.	2.850%	12/1/2051	50	31
	Xcel Energy Inc.	6.500%	7/1/2036	1,569	1,699
	Xcel Energy Inc.	3.500%	12/1/2049	6,368	4,459
					1,247,164
Total Corporate Bonds (Cost $9,572,183)					9,055,581
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[6]	Vanguard Market Liquidity Fund (Cost $55,615)	3.667%		556,207	55,615
Total Investments (99.0%) (Cost $9,642,776)					9,126,185
Other Assets and Liabilities—Net (1.0%)					90,110
Net Assets (100%)					9,216,295
Cost is in $000.
1	Securities with a value of $716 have been segregated as initial margin for open centrally cleared swap contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $89,218, representing 1.0% of net assets.
5	Securities with a value of $1,518 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	September 2026	13	1,459	6
Ultra 10-Year U.S. Treasury Note	September 2026	83	9,303	31
				37

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2026	(174)	(19,907)	(26)
				11

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	65,000	(1.000)	(1,591)	(219)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	14,989	—	14,989
Corporate Bonds	—	9,055,581	—	9,055,581
Temporary Cash Investments	55,615	—	—	55,615
Total	55,615	9,070,570	—	9,126,185

Derivative Financial Instruments
Assets
Futures Contracts[1]	37	—	—	37
Liabilities
Futures Contracts[1]	(26)	—	—	(26)
Swap Contracts[1]	—	(219)	—	(219)
Total	(26)	(219)	—	(245)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.